Schedule of Investments (unaudited) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIG CLO LLC(a)(b)
Series 2020-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.15%, 04/15/34	USD	1,000	$1,001,056
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.15%, 04/15/34		1,000	999,989
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. Euribor + 6.45%), 6.45%, 04/15/34(a)(c)	EUR	100	115,622
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. Euribor + 4.40%), 4.40%, 10/15/30(a)(c)		289	318,558
ARBOUR CLO VIII DAC, 1.00%, 10/15/34(a)(c)(d)		100	114,677
Ares LIII CLO Ltd., Series 2019-53A, Class D, (3 mo LIBOR US + 3.75%), 3.88%, 04/24/31(a)(b)	USD	500	500,301
Ares XL CLO Ltd., Series 2016-40A, Class CR, (3 mo LIBOR US + 3.40%), 3.53%, 01/15/29(a)(b)		500	500,108
Aurium CLO II DAC, Series 2X, Class ERR, (3 mo Euribor + 6.08%), 6.08%, 06/22/34(a)(c)	EUR	100	114,548
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3 mo. LIBOR US + 2.05%), 2.18%, 01/25/35(a)(b)	USD	1,000	998,489
BBAM European CLO I DAC, Series 1X, Class ER, (3 mo. Euribor + 5.91%), 5.91%, 07/22/34(a)(c)	EUR	100	114,421
BBAM European CLO II DAC, Series 2X, Class E, (3 mo. Euribor + 6.11%), 1.00%, 10/15/34(a)(c)(d)		100	114,677
Cairn CLO XIV DAC, Series 2021-14X, Class E, (3 mo Euribor + 6.11%), 1.00%, 04/29/34(a)(c)(d)		100	114,677
Capital Four CLO III DAC, Series 3X, Class E, (3 mo Euribor + 6.06%), 0.48%, 10/15/34(a)(c)(d)		100	114,677
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo LIBOR US + 3.20%), 3.33%, 04/20/32(a)(b)	USD	1,000	1,003,477
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3 mo LIBOR US + 3.25%), 3.39%, 07/20/34(a)(b)		1,000	999,932
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo Euribor + 6.06%), 6.06%, 01/25/34(a)(c)	EUR	100	114,927
Cook Park CLO Ltd., Series 2018-1A, Class C, (3 mo LIBOR US + 1.75%), 1.88%, 04/17/30(a)(b)	USD	250	249,346
CVC Cordatus Loan Fund XX DAC, Series 20X, Class E, (3 mo. Euribor + 5.61%), 5.61%, 06/22/34(a)(c)	EUR	100	113,756
Dryden 33 Senior Loan Fund, Series 2014-33A, Class DR3, (3 mo. LIBOR US + 3.65%), 3.78%, 04/15/29(a)(b)	USD	500	500,161
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3 mo LIBOR US + 4.40%), 4.53%, 10/20/33(a)(b)		1,000	1,015,727
Elmwood CLO V Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.10%), 3.22%, 10/20/34(a)(b)		1,000	1,004,000
Flatiron CLO 21 Ltd., Series 2021-1A, Class D, (3 mo LIBOR US + 2.90%), 3.05%, 07/19/34(a)(b)		1,000	992,206
Greywolf CLO II Ltd., Series 2013-1A, Class B1RR, (3 mo. LIBOR US + 2.30%), 2.43%, 04/15/34(a)(b)		1,000	1,001,016
Greywolf CLO IV Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.65%), 3.78%, 04/17/34(a)(b)		500	501,130
Greywolf CLO V Ltd.(a)(b)
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.00%), 2.13%, 01/27/31		500	499,713
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.00%), 3.13%, 01/27/31		500	497,000
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class C, (3 mo. LIBOR US + 2.15%), 2.28%, 04/20/34(a)(b)		750	749,901

Security		Par (000)	Value

Asset-Backed Securities (continued)
Kayne CLO Ltd., Series 2019-5A, Class D, (3 mo LIBOR US + 3.80%), 3.93%, 07/24/32(a)(b)	USD	300	$300,191
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, (3 mo. LIBOR US + 2.90%), 3.03%, 10/17/27(a)(b)		1,000	999,991
North Westerly VII ESG CLO DAC, Series VII-X, Class E, (3 mo. Euribor + 5.66%), 5.66%, 05/15/34(a)(c)	EUR	100	113,163
Northwoods Capital 21 Euro DAC, Series 2020-21X, Class ER, (3 mo. Euribor + 6.06%), 6.06%, 07/22/34(a)(c)		100	113,596
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. Euribor + 6.21%), 6.21%, 03/15/34(a)(c)		100	113,864
OCP Euro CLO DAC, Series 2019-3X, Class ER, (3 mo Euribor + 6.02%), 6.02%, 04/20/33(a)(c)		100	113,720
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.19%, 07/23/31(a)(b)	USD	750	750,072
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 2.88%, 01/17/31(a)(b)		250	248,758
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 04/25/31(a)(b)		700	692,206
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 2.13%, 04/20/33(a)(b)		1,000	996,418
Sixth Street CLO XIX Ltd.(a)(b)
Series 2021-19A, Class C, (3 mo. LIBOR US + 2.00%), 2.12%, 07/20/34		500	499,979
Series 2021-19A, Class D, (3 mo. LIBOR US + 3.00%), 3.12%, 07/20/34		1,000	1,000,501
TCW CLO Ltd.(a)(b)
(3 mo. LIBOR US + 3.88%), 4.01%, 03/18/34		1,000	1,005,696
Series 2017-1A, Class DR, (3 mo. LIBOR US + 3.15%), 3.28%, 07/29/29		500	500,000
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.37%, 07/25/34		1,000	999,933
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo LIBOR US + 3.15%), 3.28%, 07/17/31(a)(b)		500	500,141
TICP CLO VIII Ltd., Series 2017-8A, Class C, (3 mo LIBOR US + 3.10%), 3.23%, 10/20/30(a)(b)		500	500,054
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	100	161,656
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.03%, 07/20/30(a)(b)	USD	690	689,993
York CLO Ltd., Series 2020-1A, Class D1, (3 mo LIBOR US + 4.50%), 4.63%, 04/20/32(a)(b)		500	500,355

Total Asset-Backed Securities — 7.2% (Cost: $25,070,420)			25,164,379

		Shares

Common Stocks

Banks — 0.1%
ABN AMRO Bank NV(e)		2,003	28,898
Banco Bilbao Vizcaya Argentaria SA		7,452	49,188
Banco Santander SA		8,252	29,892
Barclays PLC		24,405	62,012
ING Groep NV		3,406	49,518

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Banks (continued)
Lloyds Banking Group PLC		22,541	$14,030
Nordea Bank Abp		3,928	50,617
Societe Generale SA		2,121	66,419
UniCredit SpA		4,383	58,003

			408,577
Capital Markets — 0.1%
Credit Suisse Group AG, Registered Shares		8,880	87,701
UBS Group AG, Registered Shares		3,498	55,834

			143,535
Construction & Engineering — 0.0%
McDermott International Ltd.(e)		2,158	1,079

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(e)		1,085	32,333

Electric Utilities — 0.0%
Electricite de France SA		4,306	54,110

Media — 0.0%
Telenet Group Holding NV		1,492	56,967

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(e)		41	1,681

Specialty Retail — 0.0%
NMG Parent LLC		78	10,075

Total Common Stocks — 0.2% (Cost: $691,368)			708,357

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.5%
Bombardier, Inc.(b) 7.50%, 12/01/24	USD	30	31,200
7.50%, 03/15/25		4	4,085
7.13%, 06/15/26		113	118,650
7.88%, 04/15/27		129	133,738
6.00%, 02/15/28		62	62,697
Safran SA, Series SAF, 0.00%, 04/01/28(c)(f)(g)	EUR	67	140,435
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)	USD	84	88,830
TransDigm, Inc. 8.00%, 12/15/25(b)		203	216,449
6.25%, 03/15/26(b)		644	671,370
6.38%, 06/15/26		25	25,791
7.50%, 03/15/27		16	16,760
4.63%, 01/15/29		55	54,904
4.88%, 05/01/29		53	53,099
Triumph Group, Inc., 8.88%, 06/01/24(b)		106	116,600

			1,734,608
Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(b)		75	75,679
Air France-KLM, 3.88%, 07/01/26(c)	EUR	100	114,985
American Airlines, Inc., 11.75%, 07/15/25(b)	USD	165	204,187
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26		87	91,785
5.75%, 04/20/29		178	191,511
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(b)(h)		1,063	1,058,838

Security		Par (000)	Value

Airlines (continued)
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)	USD	210	$226,477
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		37	43,151
Deutsche Lufthansa AG(c) 2.00%, 07/14/24	EUR	100	117,955
3.50%, 07/14/29		100	119,607
Finnair OYJ, 4.25%, 05/19/25(c)		125	149,681
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	54	56,497
International Consolidated Airlines Group SA(c) 3.75%, 03/25/29	EUR	100	117,226
Series IAG, 1.13%, 05/18/28(f)		200	228,174
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	117	127,228
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		6	7,202
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		512	572,912
Series 2020-1, Class B, 4.88%, 07/15/27		75	79,145
United Airlines, Inc.(b) 4.38%, 04/15/26		75	76,969
4.63%, 04/15/29		75	77,509

			3,736,718
Auto Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(b)		45	47,475
Clarios Global LP/Clarios US Finance Co.(b) 6.25%, 05/15/26		180	189,117
8.50%, 05/15/27		562	597,827
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		63	65,956
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)(d)		20	20,000
Goodyear Tire & Rubber Co. 5.00%, 07/15/29(b)		23	24,409
5.25%, 07/15/31(b)		64	68,160
5.63%, 04/30/33		56	61,040
Leather 2 SpA, (3 mo. Euribor + 4.50%), 4.50%, 09/30/28(a)(c)	EUR	100	116,067
Meritor, Inc., 4.50%, 12/15/28(b)	USD	13	13,032
Tenneco, Inc., 7.88%, 01/15/29(b)		10	11,163
Titan International, Inc., 7.00%, 04/30/28(b)		11	11,591
ZF Finance GmbH, 2.00%, 05/06/27(c)	EUR	100	116,414

			1,342,251
Automobiles — 0.5%
Allison Transmission, Inc., 5.88%, 06/01/29(b)	USD	17	18,497
Asbury Automotive Group, Inc. 4.50%, 03/01/28		12	12,315
4.75%, 03/01/30		15	15,656
Carvana Co.(b) 5.50%, 04/15/27		57	58,180
4.88%, 09/01/29		40	39,612
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	100	133,676
Ford Motor Co., 4.75%, 01/15/43	USD	16	16,770
Jaguar Land Rover Automotive PLC 6.88%, 11/15/26(c)	EUR	100	128,902
5.88%, 01/15/28(b)	USD	200	200,760
4.50%, 07/15/28(c)	EUR	100	114,185
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	24	24,660
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		52	53,356
Lithia Motors, Inc., 3.88%, 06/01/29(b)		23	23,873
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		18	17,396

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Mclaren Finance PLC, 7.50%, 08/01/26(b)	USD	200	$202,450
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		350	393,645
TML Holdings Pte Ltd., 4.35%, 06/09/26(c)		250	251,563
Wabash National Corp., 4.50%, 10/15/28(b)(d)		39	38,951

			1,744,447
Banks — 1.8%
ABQ Finance Ltd., 2.00%, 07/06/26(c)		250	248,125
Ahli United Sukuk Ltd., (5 year CMT + 3.01%), 3.88%(a)(c)(i)		200	198,250
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(b)(d)		12	12,000
Axis Bank Ltd./Gift City, 4.10%, 12/31/49(a)(c)(i)		200	198,000
Banca Monte dei Paschi di Siena SpA, 1.88%, 01/09/26(c)	EUR	200	232,521
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(a)(c)		200	235,321
Bangkok Bank PCL(a)(c)
(5 year CMT + 1.90%), 3.73%, 09/25/34	USD	200	203,345
(5 year CMT + 4.73%), 5.00%(i)		231	240,211
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		200	204,522
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(c)(i)		400	414,100
Bank of Communications Hong Kong Ltd., (5 year CMT + 1.40%), 2.30%, 07/08/31(a)(c)		500	492,645
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(c)(i)		500	522,500
Burgan Bank SAK, (5 year CMT + 2.23%), 2.75%, 12/15/31(a)(c)		200	183,500
Cembra Money Bank AG, 0.00%, 07/09/26(c)(f)(g)	CHF	200	210,593
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(c)(i)	EUR	200	253,968
Credit Suisse Group Guernsey VII Ltd., Series BR, 3.00%, 11/12/21(b)(c)(f)(j)	CHF	3	3,444
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(c)(i)	USD	300	298,500
Intesa Sanpaolo SpA 4.95%, 06/01/42(b)		555	575,175
(5 year EUR Swap + 5.85%), 5.50%(a)(c)(i)	EUR	250	321,080
Kasikornbank PCL(a)(c)
(5 year CMT + 1.70%), 3.34%, 10/02/31	USD	200	201,475
(5 year CMT + 3.34%), 4.00%(i)		250	248,500
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(c)(i)		200	211,162
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(c)(i)		400	399,000
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(c)(i)		200	198,500
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(i)		200	207,413

			6,513,850
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		175	237,009
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		200	212,470
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)		200	203,601

Security		Par (000)	Value

Beverages (continued)
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	USD	105	$105,919
Trivium Packaging Finance BV(b) 5.50%, 08/15/26		200	209,462
8.50%, 08/15/27		354	380,108

			1,348,569
Biotechnology — 0.1%
Cidron Aida Finco Sarl (c) 5.00%, 04/01/28	EUR	105	122,523
6.25%, 04/01/28	GBP	133	181,095
Grifols Escrow Issuer SA, 3.88%, 10/15/28(c)(d)	EUR	100	117,138
HCRX Investments Holdco LP, 4.50%, 08/01/29(b)	USD	23	23,115

			443,871
Building Materials — 0.2%
APi Group DE, Inc., 4.13%, 07/15/29(b)		24	23,516
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		66	70,156
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		65	65,162
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)		44	47,080
Griffon Corp., 5.75%, 03/01/28		10	10,500
HT Troplast GmbH, 9.25%, 07/15/25(c)	EUR	192	243,701
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(b)(d)	USD	19	20,663
Patrick Industries, Inc., 4.75%, 05/01/29(b)		11	11,220
PCF GmbH, 4.75%, 04/15/26(c)	EUR	100	119,600
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	USD	99	104,816
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		34	35,700
Victors Merger Corp., 6.38%, 05/15/29(b)		30	28,725

			780,839
Building Products(b) — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		37	38,628
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(h)		13	12,903
Foundation Building Materials, Inc., 6.00%, 03/01/29		41	40,180
GYP Holdings III Corp., 4.63%, 05/01/29		40	40,450
LBM Acquisition LLC, 6.25%, 01/15/29		100	99,950
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(d)		20	20,000
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		100	105,000
SRS Distribution, Inc. 4.63%, 07/01/28		76	77,535
6.13%, 07/01/29		108	111,240
White Cap Buyer LLC, 6.88%, 10/15/28		98	103,390
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(h)		45	46,462

			695,738
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(b)		16	16,480
Cerah Capital Ltd., 0.00%, 08/08/24(c)(f)(g)		200	198,200
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(i)		350	364,875
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		47	49,173
Dua Capital Ltd., 2.78%, 05/11/31(c)		200	197,796
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/27(c)		200	188,000

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26	USD	63	$65,835
5.25%, 05/15/27		144	149,400
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(c)		250	250,135
MDGH GMTN RSC Ltd., 3.40%, 06/07/51(c)		200	208,000
NFP Corp.(b) 4.88%, 08/15/28(d)		77	78,309
6.88%, 08/15/28		200	204,210
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(c)		200	196,058
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)		33	33,949

			2,200,420

Chemicals — 0.4%
Chemours Co., 5.75%, 11/15/28(b)		20	20,944
Diamond (BC) BV, 4.63%, 10/01/29(b)		45	45,675
HB Fuller Co., 4.25%, 10/15/28		17	17,298
Herens Midco Sarl, 5.25%, 05/15/29(c)	EUR	200	224,720
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	64	70,560
LG Chem Ltd.(c) 3.63%, 04/15/29		200	219,162
2.38%, 07/07/31		210	206,776
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		33	34,238
Monitchem HoldCo 2 SA, 9.50%, 09/15/26(c)	EUR	100	125,391
Nobian Finance BV, 3.63%, 07/15/26(c)		100	114,713
SCIH Salt Holdings, Inc.(b) 4.88%, 05/01/28	USD	46	46,230
6.63%, 05/01/29		32	30,720
Vedanta Resources Finance II PLC, 9.25%, 04/23/26(c)		200	189,750
WR Grace Holdings LLC, 5.63%, 08/15/29(b)		167	172,012

			1,518,189

Commercial Services & Supplies — 0.6%
ADT Security Corp., 4.88%, 07/15/32(b)		35	35,306
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		16	16,480
APX Group, Inc.(b) 6.75%, 02/15/27		91	96,674
5.75%, 07/15/29		71	70,080
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		23	24,309
Avis Budget Finance PLC, BRTLS64W5, 4.75%, 01/30/26(c)	EUR	100	118,335
EC Finance PLC(c) 2.38%, 11/15/22		100	116,253
3.00%, 10/15/26(d)		245	285,385
Fortress Transportation & Infrastructure Investors LLC(b) 6.50%, 10/01/25	USD	16	16,470
9.75%, 08/01/27		8	9,060
5.50%, 05/01/28		58	58,390
House of Finance NV, 4.38%, 07/15/26(c)	EUR	100	118,731
Loxam SAS(c) 4.25%, 04/15/24		200	233,616
3.75%, 07/15/26		100	118,325
5.75%, 07/15/27		100	120,675
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	38	36,955
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		57	59,120

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26	USD	10	$10,818
6.25%, 01/15/28		94	97,175
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	205,750
Verisure Midholding AB, 5.25%, 02/15/29(c)	EUR	145	172,308

			2,020,215

Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28(b)	USD	326	342,779
CommScope Technologies LLC, 6.00%, 06/15/25(b)		14	14,175
CommScope, Inc.(b) 6.00%, 03/01/26		23	23,882
8.25%, 03/01/27		33	34,542
7.13%, 07/01/28		88	89,801
4.75%, 09/01/29		89	88,889
ViaSat, Inc., 6.50%, 07/15/28(b)		94	99,003
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(c)		200	198,100

			891,171

Construction Materials — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		20	19,900
IAA, Inc., 5.50%, 06/15/27(b)		34	35,530
Li & Fung Ltd., 4.38%, 10/04/24(c)		200	205,975
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)(d)		15	15,169
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		46	47,918
Winnebago Industries, Inc., 6.25%, 07/15/28(b)		27	29,025

			353,517

Consumer Discretionary — 0.4%
Carnival Corp. 11.50%, 04/01/23(b)		19	21,209
10.13%, 02/01/26(c)	EUR	100	132,979
10.50%, 02/01/26(b)	USD	33	38,287
7.63%, 03/01/26(c)	EUR	102	127,367
5.75%, 03/01/27(b)	USD	115	118,881
9.88%, 08/01/27(b)		42	48,473
4.00%, 08/01/28(b)		141	142,410
CoreLogic, Inc., 4.50%, 05/01/28(b)		69	68,569
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(b)		25	25,625
Life Time, Inc.(b) 5.75%, 01/15/26		51	52,785
8.00%, 04/15/26		34	36,040
NCL Corp. Ltd.(b) 10.25%, 02/01/26		18	20,655
5.88%, 03/15/26		46	47,150
NCL Finance Ltd., 6.13%, 03/15/28(b)		55	57,062
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28		69	71,587
5.88%, 10/01/30		165	173,724
4.75%, 07/15/31		12	11,673
Royal Caribbean Cruises Ltd.(b) 10.88%, 06/01/23		25	28,000
9.13%, 06/15/23		33	35,865
11.50%, 06/01/25		27	30,807
5.50%, 08/31/26		14	14,391
5.50%, 04/01/28		62	63,414

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	42	$42,000
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)		26	27,150

			1,436,103
Consumer Finance — 0.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(i)		440	448,294
Encore Capital Group, Inc.(c) 4.88%, 10/15/25	EUR	200	242,727
4.25%, 06/01/28	GBP	100	134,497
Global Payments, Inc., 2.90%, 05/15/30	USD	265	273,421
HealthEquity, Inc., 4.50%, 10/01/29(b)(d)		49	49,735
MoneyGram International, Inc., 5.38%, 08/01/26(b)		19	19,285
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		58	57,840
Muthoot Finance Ltd., 4.40%, 09/02/23(c)		200	203,100
Navient Corp., 5.00%, 03/15/27		11	11,330
OneMain Finance Corp. 6.88%, 03/15/25		29	32,589
6.63%, 01/15/28		35	40,250
5.38%, 11/15/29		7	7,587
Sabre GLBL, Inc.(b) 9.25%, 04/15/25		69	79,750
7.38%, 09/01/25		27	28,777
Verscend Escrow Corp., 9.75%, 08/15/26(b)		618	651,217

			2,280,399
Containers & Packaging — 0.1%
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		24	24,399
Kleopatra Finco Sarl, 4.25%, 03/01/26(c)	EUR	100	113,312
LABL, Inc., 10.50%, 07/15/27(b)	USD	25	26,937

			164,648
Diversified Consumer Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26		448	473,662
9.75%, 07/15/27		473	514,612
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 3.63%, 06/01/28(c)	EUR	100	113,667
4.63%, 06/01/28(b)	USD	200	199,690
4.88%, 06/01/28(c)	GBP	100	132,577
Ascend Learning LLC, 6.88%, 08/01/25(b)	USD	418	425,970
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		68	68,000
4.88%, 07/01/29		114	114,222
Garda World Security Corp., 9.50%, 11/01/27(b)		72	77,929
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	215	268,476

			2,388,805
Diversified Financial Services — 1.1%
Central Garden & Pet Co., 4.13%, 04/30/31(b)	USD	35	35,543
CITIC Ltd., 3.88%, 02/28/27(c)		200	216,475
Citigroup, Inc.(a)(i) Series V, (SOFR + 3.23%), 4.70%		261	266,872
Series W, (5 year CMT + 3.60%), 4.00%		325	336,765
CMHI Finance BVI Co. Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 6.35%), 3.50%(a)(c)(i)		200	205,037
Coinbase Global, Inc., 3.63%, 10/01/31(b)		52	49,433
Credit Suisse Group AG, (SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		250	255,631
doValue SpA, 3.38%, 07/31/26(c)	EUR	128	150,493

Security		Par (000)	Value

Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA(c) 6.75%, 11/01/25	EUR	200	$241,840
7.75%, 11/01/25	GBP	100	140,747
GE Capital Funding LLC, 4.40%, 05/15/30	USD	400	463,488
GE Capital International Funding Co., 4.42%, 11/15/35		262	314,414
Global Aircraft Leasing Co. Ltd.(b)(h)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		34	33,134
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		49	45,413
HSE Finance Sarl, 5.63%, 10/15/26(c)	EUR	100	120,298
Intrum AB, 3.00%, 09/15/27(c)		200	230,537
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(b)	USD	24	23,831
Manappuram Finance Ltd., 5.90%, 01/13/23(c)		200	205,287
Power Finance Corp. Ltd., 6.15%, 12/06/28(c)		200	235,100
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(c)		400	406,575
Spectrum Brands, Inc.(b) 5.00%, 10/01/29		22	23,650
5.50%, 07/15/30		13	14,398

			4,014,961
Diversified Telecommunication Services — 1.1%
Cincinnati Bell, Inc.(b) 7.00%, 07/15/24		13	13,230
8.00%, 10/15/25		18	18,760
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		146	158,592
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)		90	92,362
Lumen Technologies, Inc. 5.13%, 12/15/26(b)		160	166,000
5.38%, 06/15/29(b)		88	89,792
Series P, 7.60%, 09/15/39		24	26,880
Series U, 7.65%, 03/15/42		71	79,520
SoftBank Group Corp.(c) 3.13%, 09/19/25	EUR	300	346,585
2.88%, 01/06/27		100	110,947
4.63%, 07/06/28	USD	250	244,995
3.38%, 07/06/29	EUR	100	109,361
4.00%, 09/19/29		100	114,399
5.25%, 07/06/31	USD	250	246,875
(5 year USD ICE Swap + 4.23%), 6.00%(a)(i)		200	199,520
Sprint Capital Corp. 6.88%, 11/15/28		21	26,880
8.75%, 03/15/32		79	118,015
Switch Ltd., 4.13%, 06/15/29(b)		73	74,916
Telecom Italia Capital SA 6.38%, 11/15/33		13	15,128
7.72%, 06/04/38		2	2,560
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	168,945
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(d)	USD	30	29,738
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		62	63,317
Verizon Communications, Inc. 2.88%, 11/20/50		150	139,822
3.70%, 03/22/61		447	472,000
Zayo Group Holdings, Inc.(b) 4.00%, 03/01/27		261	259,755
6.13%, 03/01/28		350	354,823

			3,743,717
Electric Utilities — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)		200	199,975

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co., 4.20%, 06/01/41	USD	310	$304,480
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.38%, 01/25/29(c)		300	346,158
PG&E Corp., 5.25%, 07/01/30		40	40,950
Public Power Corp SA, 3.88%, 03/30/26(c)	EUR	100	120,758
Public Power Corp. SA, 3.38%, 07/31/28(c)		100	119,665

			1,131,986
Electrical Equipment — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)	USD	56	58,100
GrafTech Finance, Inc., 4.63%, 12/15/28(b)		29	29,761
Pearl Holding III Ltd., 9.50%, 12/11/22(c)(e)(k)		200	74,350

			162,211
Electronic Equipment, Instruments & Components(b) — 0.1%
Energizer Holdings, Inc., 4.75%, 06/15/28		52	52,897
Imola Merger Corp., 4.75%, 05/15/29		108	111,728

			164,625
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		45	47,250
6.25%, 04/01/28		81	83,772
CGG SA, 7.75%, 04/01/27(c)	EUR	103	121,207
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	USD	3	3,124
6.88%, 09/01/27		416	440,378
Vallourec SA, 8.50%, 06/30/26(c)	EUR	72	85,370

			781,101
Entertainment — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(d)	USD	41	39,946

Environmental, Maintenance, & Security Service — 0.1%
Covanta Holding Corp., 5.00%, 09/01/30		27	27,270
GFL Environmental, Inc.(b)
5.13%, 12/15/26		193	202,671
4.75%, 06/15/29		58	59,595
4.38%, 08/15/29		74	74,740
Tervita Corp., 11.00%, 12/01/25(b)(l)		19	21,499
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		118	119,180

			504,955
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		31	30,690
Crown Castle International Corp., 3.30%, 07/01/30		105	111,903
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		29	30,088
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		28	28,420
Iron Mountain, Inc.(b)
5.25%, 07/15/30		65	68,980
5.63%, 07/15/32		40	42,900
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(c)		200	207,725
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		89	92,112
4.50%, 02/15/29(b)		15	15,030
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		17	16,973

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust
4.35%, 10/01/24	USD	8	$8,106
7.50%, 09/15/25		43	48,278
5.50%, 12/15/27		22	23,446

			724,651
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		38	40,470
4.88%, 02/15/30		72	77,580
Casino Guichard Perrachon SA(c)
3.58%, 02/07/25	EUR	200	223,909
5.25%, 04/15/27		100	116,414
Iceland Bondco PLC, 4.38%, 05/15/28(c)	GBP	100	119,582
Indofood CBP Sukses Makmur Tbk PT, 3.40%, 06/09/31(c)	USD	200	202,022
Kraft Heinz Foods Co.
4.38%, 06/01/46		5	5,689
4.88%, 10/01/49		257	312,793
5.50%, 06/01/50		235	310,052
Ocado Group PLC, 3.88%, 10/08/26(c)(d)	GBP	179	241,185
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	60	60,150
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	100	117,596
Post Holdings, Inc.(b) 4.63%, 04/15/30	USD	33	33,255
4.50%, 09/15/31		75	74,110
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	135,583
TreeHouse Foods, Inc., 4.00%, 09/01/28	USD	19	18,595
United Natural Foods, Inc., 6.75%, 10/15/28(b)		15	16,237
US Foods, Inc., 4.75%, 02/15/29(b)		65	66,706

			2,171,928
Food Products — 0.3%
Aramark Services, Inc.(b)
5.00%, 04/01/25		133	136,119
5.00%, 02/01/28		13	13,358
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(c)		200	194,588
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		139	144,629
CP Foods Capital Ltd., 0.50%, 06/18/25(c)(f)		200	201,500
Knight Castle Investments Ltd., 7.99%, 01/23/21(e)(k)		300	210,375
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		57	57,428
Tereos Finance Groupe I SA, 7.50%, 10/30/25(c)	EUR	100	124,338

			1,082,335
Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	USD	25	25,938

Health Care Equipment & Supplies(b) — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28		88	92,620
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		102	107,610
7.25%, 02/01/28		236	252,549

			452,779

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28	USD	41	$43,099
5.00%, 04/15/29		18	18,743
AdaptHealth LLC(b)
6.13%, 08/01/28		29	30,813
4.63%, 08/01/29		16	15,988
5.13%, 03/01/30		18	18,009
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		70	70,700
Akumin Escrow, Inc., 7.50%, 08/01/28(b)		9	8,708
Cano Health LLC, 6.25%, 10/01/28(b)		16	16,160
CHS/Community Health Systems, Inc.(b)
6.63%, 02/15/25		119	124,504
8.00%, 03/15/26		223	236,486
5.63%, 03/15/27		144	150,787
6.00%, 01/15/29		116	122,960
6.88%, 04/15/29		35	35,082
6.13%, 04/01/30		78	75,795
DaVita, Inc., 4.63%, 06/01/30(b)		3	3,086
Encompass Health Corp.
4.50%, 02/01/28		7	7,228
4.75%, 02/01/30		10	10,518
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		38	39,932
4.38%, 02/15/27		39	38,902
LifePoint Health, Inc., 5.38%, 01/15/29(b)		47	45,707
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		30	31,096
ModivCare, Inc., 5.88%, 11/15/25(b)		16	16,920
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		83	89,017
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		9	9,506
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		369	375,457
10.00%, 04/15/27		62	66,960
Tenet Healthcare Corp.(b)
4.88%, 01/01/26		29	30,013
6.25%, 02/01/27		116	120,350
5.13%, 11/01/27		139	144,907
4.63%, 06/15/28		17	17,615
6.13%, 10/01/28		80	84,038
4.25.%, 06/01/29		53	53,795
Vizient, Inc., 6.25%, 05/15/27(b)		47	49,115

			2,201,996

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc., 5.75%, 03/01/25(b)		416	419,120
Chrome Holdco SASU, 5.00%, 05/31/29(c)	EUR	100	118,731
MEDNAX, Inc., 6.25%, 01/15/27(b)	USD	26	27,332
US Acute Care Solutions LLC, 6.38%, 03/01/26(b)		18	18,990

			584,173

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(b)		19	18,430

Hotels, Restaurants & Leisure — 1.7%
Accor SA, 0.70%, 12/07/27(c)(f)	EUR	132	79,234
Affinity Gaming, 6.88%, 12/15/27(b)	USD	26	27,345
Boyd Gaming Corp.
8.63%, 06/01/25(b)		39	42,266
4.75%, 12/01/27		35	36,074
4.75%, 06/15/31(b)		64	66,000

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	43	$44,397
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		240	252,662
8.13%, 07/01/27		176	197,864
4.63%, 10/15/29		68	68,850
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		92	96,989
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		11	10,354
CCM Merger, Inc., 6.38%, 05/01/26(b)		30	31,575
Cedar Fair LP/Canada’s Wonderland Co. /Magnum Management Corp./Millennium Op, 6.50%, 10/01/28		10	10,729
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 05/01/25(b)		83	86,216
Champion Path Holdings Ltd.(c)
4.50%, 01/27/26		200	204,000
4.85%, 01/27/28		200	202,412
Churchill Downs, Inc., 4.75%, 01/15/28(b)		120	125,550
Cirsa Finance International Sarl(c)
6.25%, 12/20/23	EUR	170	199,580
4.50%, 03/15/27		183	209,672
Codere Finance 2 Luxembourg SA(c)
10.75%, 09/30/23(m)		130	160,374
10.75%, 09/30/23		20	24,962
Everi Holdings, Inc., 5.00%, 07/15/29(b)	USD	9	9,222
Fortune Star BVI Ltd.(c)
5.95%, 10/19/25		400	407,000
5.00%, 05/18/26		352	347,600
Full House Resorts, Inc., 8.25%, 02/15/28(b)		11	11,825
Gamma Bidco SpA, 5.13%, 07/15/25(c)	EUR	120	141,815
Gohl Capital Ltd., 4.25%, 01/24/27(c)	USD	200	209,975
Golden Nugget, Inc., 6.75%, 10/15/24(b)		194	194,252
International Game Technology PLC, 3.50%, 06/15/26(c)	EUR	200	237,624
Marriott International, Inc., Series EE, 5.75%, 05/01/25	USD	8	9,149
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200	201,100
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(b)		46	46,862
Minor International PCL, (5 year CMT + 7.92%), 2.70%(a)(c)(i)		200	200,000
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		45	48,319
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		15	14,826
Powdr Corp., 6.00%, 08/01/25(b)(l)		41	43,050
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		21	21,210
5.88%, 09/01/31		21	21,216
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)		31	31,659
Sands China Ltd., 5.13%, 08/08/25		200	215,506
Scientific Games International, Inc.(b)
8.63%, 07/01/25		40	43,317
8.25%, 03/15/26		42	44,572
7.00%, 05/15/28		40	43,150
7.25%, 11/15/29		33	37,080
Sisal Group SpA, 7.00%, 07/31/23(c)	EUR	69	79,637
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	152	161,880
Station Casinos LLC, 4.50%, 02/15/28(b)		29	29,460

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing PLC(c)
8.00%, 07/13/25	GBP	340	$474,608
8.25%, 07/31/25		100	141,612
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	184,375
Travel + Leisure Co., 6.63%, 07/31/26(b)		21	23,914
Vail Resorts, Inc., 6.25%, 05/15/25(b)		31	32,782
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		14	14,615
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		36	36,359
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		41	43,256
5.13%, 10/01/29		74	74,555

			6,054,487

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		10	10,625
4.63%, 08/01/29		43	43,418
4.63%, 04/01/30		18	18,101
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
5.00%, 06/15/29		37	37,834
4.88%, 02/15/30		76	77,520
GLP China Holdings Ltd., 2.95%, 03/29/26(c)		200	200,560
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	18,855
K Hovnanian Enterprises, Inc.(b)
10.00%, 11/15/25		12	12,780
7.75%, 02/15/26		82	86,100
KB Home, 4.00%, 06/15/31		17	17,446
Mattamy Group Corp.(b)
5.25%, 12/15/27		20	20,900
4.63%, 03/01/30		34	34,743
NCR Corp.(b)
5.75%, 09/01/27		4	4,219
5.00%, 10/01/28		21	21,458
5.13%, 04/15/29		38	39,188
6.13%, 09/01/29		36	39,060
5.25%, 10/01/30		22	23,068
New Home Co., Inc., 7.25%, 10/15/25(b)		12	12,627
Newell Brands, Inc., 6.00%, 04/01/46		650	840,125
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	11,963

			1,570,590

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(b)
5.13%, 03/15/28		95	96,210
4.63%, 02/01/29		34	33,490
5.00%, 02/01/31		143	143,000
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		31	32,817
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25(c)		200	201,432
Greenko Dutch BV, 3.85%, 03/29/26(c)		394	400,353
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		400	419,450
ReNew Power Synthetic, 6.67%, 03/12/24(c)		200	208,287

			1,535,039

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		41	40,480
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)		566	585,810

Security		Par (000)	Value

Insurance (continued)
AmWINS Group, Inc., 4.88%, 06/30/29(b)	USD	69	$69,969
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(c)(i)		200	215,000
AssuredPartners, Inc., 5.63%, 01/15/29(b)		56	56,347
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)		34	33,873
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	140,822
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	38	40,090
HUB International Ltd., 7.00%, 05/01/26(b)		294	303,922
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	120,990
QBE Insurance Group Ltd., (10 year USD ICE Swap Rate + 4.40%), 5.88%, 06/17/46(a)(c)	USD	200	225,480

			1,832,783

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		23	23,319
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27(d)		40	40,000
6.00%, 02/15/28		48	47,745
10.75%, 06/01/28		19	21,375
United Group BV (c) 4.00%, 11/15/27	EUR	200	228,761
4.63%, 08/15/28		200	232,307

			593,507

Internet & Direct Marketing Retail — 0.1%
Very Group Funding PLC, 6.50%, 08/01/26(c)	GBP	150	204,861

Internet Software & Services — 0.2%
Baozun, Inc., 1.63%, 05/01/24(f)	USD	103	94,760
Endure Digital, Inc., 6.00%, 02/15/29(b)		25	23,750
Expedia Group, Inc. 6.25%, 05/01/25(b)		137	157,952
2.95%, 03/15/31		165	166,742
Match Group Holdings II LLC, 3.63%, 10/01/31(b)(d)		19	18,774
Uber Technologies, Inc.(b) 8.00%, 11/01/26		64	67,640
7.50%, 09/15/27		84	91,717
6.25%, 01/15/28		38	40,755
4.50%, 08/15/29		82	82,564

			744,654

IT Services — 0.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		21	21,158
Austin BidCo, Inc., 7.13%, 12/15/28(b)		15	15,113
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)		65	66,625
Centurion Bidco SpA, 5.88%, 09/30/26(c)	EUR	312	378,330
Dun & Bradstreet Corp.(b) 6.88%, 08/15/26	USD	73	76,559
10.25%, 02/15/27		55	59,125
La Financiere Atalian SASU(c) 4.00%, 05/15/24	EUR	100	113,714
5.13%, 05/15/25		100	114,969
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)	USD	49	48,142
Science Applications International Corp., 4.88%, 04/01/28(b)		42	43,405
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		39	40,950

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Unisys Corp., 6.88%, 11/01/27(b)	USD	4	$4,370
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		45	44,775

			1,027,235

Leisure Products — 0.0%
Mattel, Inc. 6.20%, 10/01/40		22	28,270
5.45%, 11/01/41		52	61,620

			89,890

Machinery — 0.4%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		23	24,438
Madison IAQ LLC(b) 4.13%, 06/30/28		17	17,000
5.88%, 06/30/29		125	125,937
Platin 1426 GmbH, 5.38%, 06/15/23(c)	EUR	100	116,704
Terex Corp., 5.00%, 05/15/29(b)	USD	42	43,523
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)		256	261,562
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	315	380,847
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)	USD	265	277,713
Vertical Holdco GmbH, 6.63%, 07/15/28(c)	EUR	90	110,693

			1,358,417

Media — 2.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	USD	17	17,718
Altice Financing SA 3.00%, 01/15/28(c)	EUR	100	109,035
4.25%, 08/15/29(c)		100	113,663
5.75%, 08/15/29(b)	USD	200	193,726
Series SEPT, 4.25%, 08/15/29(c)(d)	EUR	100	113,663
Altice France Holding SA 8.00%, 05/15/27(c)		100	123,248
10.50%, 05/15/27(b)	USD	300	328,080
AMC Networks, Inc., 4.25%, 02/15/29		26	25,870
Banijay Group SAS, 6.50%, 03/01/26(c)	EUR	200	241,553
Block Communications, Inc., 4.88%, 03/01/28(b)	USD	6	6,135
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/30(b)		71	73,252
4.25%, 02/01/31(b)		105	106,822
4.50%, 05/01/32		118	121,540
4.50%, 06/01/33(b)		41	41,727
4.25%, 01/15/34(b)		162	160,481
Cengage Learning, Inc., 9.50%, 06/15/24(b)(l)		1,000	1,023,340
Charter Communications Operating LLC/Charter Communications Operating Capital 5.75%, 04/01/48		200	252,659
3.70%, 04/01/51		105	102,230
4.40%, 12/01/61		600	623,976
Clear Channel Outdoor Holdings, Inc.(b) 7.75%, 04/15/28		114	119,985
7.50%, 06/01/29		180	187,200
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		194	200,753
Comcast Corp. 3.75%, 04/01/40		110	123,588
2.94%, 11/01/56(b)		54	51,008
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)		585	612,056

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC, 5.75%, 01/15/30(b)	USD	200	$203,345
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)		73	76,194
DISH DBS Corp. 7.75%, 07/01/26		74	83,563
5.13%, 06/01/29		183	179,302
Frontier Communications Holdings LLC(b) 5.88%, 10/15/27		89	94,563
5.00%, 05/01/28		62	65,100
6.75%, 05/01/29		119	125,396
iHeartCommunications, Inc., 8.38%, 05/01/27		6	6,768
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		200	212,000
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		1,576	1,528,396
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		26	26,878
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24		6	6,067
6.50%, 05/15/27		232	255,200
4.75%, 10/15/27		14	14,227
Midas OpCo Holdings LLC, 5.63%, 08/15/29(b)		18	18,626
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(c)(i)		200	212,787
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)		13	13,333
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26		65	67,113
6.50%, 09/15/28		273	278,367
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		26	25,415
Sirius XM Radio, Inc.(b) 4.00%, 07/15/28		92	93,553
3.88%, 09/01/31		124	121,132
Summer BC Holdco A Sarl, 9.25%, 10/31/27(c)	EUR	180	226,803
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)		105	124,202
Tele Columbus AG, 3.88%, 05/02/25(c)		100	116,125
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	USD	25	23,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		194	205,132
Univision Communications, Inc., 6.63%, 06/01/27(b)		50	54,313
UPC Holding BV, 3.88%, 06/15/29(c)	EUR	100	118,895
UPCB Finance VII Ltd., 3.63%, 06/15/29(c)		200	237,751
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	100	137,204
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	200	206,570

			10,230,628

Metals & Mining — 1.5%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)		200	216,037
Allegheny Technologies, Inc. 7.88%, 08/15/23		10	11,250
4.88%, 10/01/29		18	18,068
5.13%, 10/01/31		20	20,154
Arconic Corp., 6.13%, 02/15/28(b)		40	42,401
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		215	232,469
Constellium SE, 5.88%, 02/15/26(b)		408	414,120
Freeport-McMoRan, Inc. 5.40%, 11/14/34		4	4,805
5.45%, 03/15/43		256	315,200

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Glencore Funding LLC, Series GLEN, 0.00%, 03/27/25(c)(f)(g)	USD	200	$199,414
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		20	22,175
JSW Steel Ltd.(c) 5.38%, 04/04/25		200	210,287
3.95%, 04/05/27		200	198,628
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		3	3,098
4.50%, 06/01/31		47	48,175
KME SE, 6.75%, 02/01/23(c)	EUR	200	219,039
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(c)	USD	200	217,370
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(c)		1,000	897,500
New Gold, Inc.(b) 6.38%, 05/15/25		9	9,270
7.50%, 07/15/27		100	102,888
Novelis Corp.(b) 4.75%, 01/30/30		138	145,273
3.88%, 08/15/31		120	118,686
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	120,695
Periama Holdings LLC, 5.95%, 04/19/26(c)	USD	200	214,100
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)(d)		22	22,550
United States Steel Corp. 6.25%, 03/15/26		1	1,031
6.88%, 03/01/29		50	53,311
Vedanta Resources Finance II PLC(c) 8.00%, 04/23/23		425	412,728
13.88%, 01/21/24		500	536,875
8.95%, 03/11/25		200	199,500

			5,227,097

Multi-line Retail — 0.2%
Bath & Body Works, Inc., 6.63%, 10/01/30(b)		22	24,970
Dufry One BV(c) 2.50%, 10/15/24	EUR	100	114,510
0.75%, 03/30/26(f)	CHF	400	423,014
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	USD	86	91,267

			653,761

Oil, Gas & Consumable Fuels — 3.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		97	104,760
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) 7.88%, 05/15/26		76	83,102
5.75%, 03/01/27		32	33,058
5.75%, 01/15/28		6	6,218
5.38%, 06/15/29		37	38,110
Antero Resources Corp.(b) 7.63%, 02/01/29		53	59,254
5.38%, 03/01/30		8	8,425
Apache Corp. 4.25%, 01/15/30		34	36,636
5.10%, 09/01/40		37	41,439
5.25%, 02/01/42		14	15,365
5.35%, 07/01/49		11	12,218

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Arcosa, Inc., 4.38%, 04/15/29(b)	USD	68	$68,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) 9.00%, 11/01/27		56	76,720
8.25%, 12/31/28		26	28,340
5.88%, 06/30/29		73	74,586
BP Capital Markets PLC, Series BP, 1.00%, 04/28/23(c)(f)	GBP	100	140,531
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	242	242,907
Buckeye Partners LP 4.13%, 03/01/25(b)		5	5,181
5.85%, 11/15/43		28	28,025
5.60%, 10/15/44		33	32,093
Callon Petroleum Co. 6.13%, 10/01/24		19	18,672
9.00%, 04/01/25(b)		104	112,456
8.00%, 08/01/28(b)		94	92,825
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(c)(f).	EUR	600	682,897
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	USD	30	30,562
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		5	5,342
Citgo Holding, Inc., 9.25%, 08/01/24(b)		1,000	1,007,500
CITGO Petroleum Corp.(b) 7.00%, 06/15/25		54	55,215
6.38%, 06/15/26		51	52,020
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		17	17,263
CNX Resources Corp., 6.00%, 01/15/29(b)		11	11,633
Colgate Energy Partners III LLC(b) 7.75%, 02/15/26		25	26,313
5.88%, 07/01/29		53	53,397
Comstock Resources, Inc.(b) 7.50%, 05/15/25		9	9,356
6.75%, 03/01/29		113	122,040
5.88%, 01/15/30		53	55,120
Continental Resources, Inc., 4.90%, 06/01/44		11	12,320
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		154	157,611
DCP Midstream Operating LP 6.75%, 09/15/37(b)		86	110,940
5.60%, 04/01/44		5	5,825
Diamondback Energy, Inc., 4.75%, 05/31/25		125	139,629
DT Midstream, Inc.(b) 4.13%, 06/15/29		75	76,054
4.38%, 06/15/31		91	93,730
Dycom Industries, Inc., 4.50%, 04/15/29(b)		22	22,093
eG Global Finance PLC, 6.25%, 10/30/25(c)	EUR	200	236,651
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(b)	USD	26	27,102
Energy Transfer LP 5.40%, 10/01/47		150	178,742
Series G, (5 year CMT + 5.31%), 7.13%(a)(i)		159	166,751
Series H, (5 year CMT + 5.69%), 6.50%(a)(i)		106	110,385
EnLink Midstream LLC, 5.63%, 01/15/28(b)		37	39,395
EnLink Midstream Partners LP 5.60%, 04/01/44		21	20,055
5.05%, 04/01/45		5	4,563
EQM Midstream Partners LP 6.00%, 07/01/25(b)		52	57,002

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued) 4.13%, 12/01/26	USD	14	$14,381
6.50%, 07/01/27(b)		40	44,990
EQT Corp. 3.90%, 10/01/27		11	11,905
7.50%, 02/01/30		3	3,862
3.63%, 05/15/31(b)		9	9,378
Genesis Energy LP/Genesis Energy Finance Corp. 8.00%, 01/15/27		36	36,450
7.75%, 02/01/28		21	20,980
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		2	2,031
Harvest Midstream I LP, 7.50%, 09/01/28(b)		12	12,782
Hess Corp., 5.80%, 04/01/47		248	322,973
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		45	45,506
Hilong Holding Ltd., 9.75%, 11/18/24(c)		614	540,320
Independence Energy Finance LLC, 7.25%, 05/01/26(b)		73	75,169
ITT Holdings LLC, 6.50%, 08/01/29(b)		61	61,534
MasTec, Inc., 4.50%, 08/15/28(b)		34	35,488
Matador Resources Co., 5.88%, 09/15/26		128	132,314
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(c)		200	212,725
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25(c)		250	258,953
Murphy Oil Corp., 6.38%, 12/01/42		2	2,015
Murphy Oil USA, Inc., 4.75%, 09/15/29		24	25,410
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		400	411,500
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		202	194,425
6.50%, 09/30/26		1,745	1,668,656
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		1,043	1,062,556
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		74	106,051
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)		105	112,166
NuStar Logistics LP 5.75%, 10/01/25		20	21,550
6.38%, 10/01/30		5	5,500
Occidental Petroleum Corp. 6.95%, 07/01/24		14	15,820
5.50%, 12/01/25		23	25,473
5.55%, 03/15/26		8	8,880
8.88%, 07/15/30		7	9,509
6.13%, 01/01/31		50	60,024
4.30%, 08/15/39		71	70,026
6.20%, 03/15/40		123	144,857
4.50%, 07/15/44		29	29,139
4.63%, 06/15/45		88	89,980
6.60%, 03/15/46		3	3,765
4.40%, 04/15/46		56	55,852
4.10%, 02/15/47		16	15,214
4.20%, 03/15/48		28	26,810
4.40%, 08/15/49		20	19,625
Oil India International Pte Ltd., 4.00%, 04/21/27(c)		200	211,662
Ovintiv, Inc., 6.50%, 08/15/34		9	12,138
Parkland Corp., 5.88%, 07/15/27(b)		29	30,740
PDC Energy, Inc., 6.13%, 09/15/24		2	2,030
Pertamina Persero PT, 4.18%, 01/21/50(c)		200	201,350
Qatar Petroleum(c) 3.13%, 07/12/41		200	199,960
3.30%, 07/12/51		200	201,335
Range Resources Corp. 4.88%, 05/15/25		8	8,446

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (continued) 9.25%, 02/01/26	USD	10	$10,901
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(d)		36	36,540
SM Energy Co. 10.00%, 01/15/25(b)		64	71,384
5.63%, 06/01/25		17	17,097
6.75%, 09/15/26		26	26,554
6.50%, 07/15/28		15	15,530
Southwestern Energy Co. 8.38%, 09/15/28		22	24,920
5.38%, 02/01/29(b)		94	100,562
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(c)		200	192,184
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		2	2,083
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		104	106,470
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/30		68	74,354
4.88%, 02/01/31		39	42,071
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50(c)		200	179,788
TotalEnergies SE, Series FP, 0.50%, 12/02/22(c)(f)		200	202,877
Transocean, Inc., 11.50%, 01/30/27(b)		21	21,630
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		134	138,027
4.13%, 08/15/31		121	126,142
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)		103	111,176
Western Midstream Operating LP 5.45%, 04/01/44		86	98,783
5.30%, 03/01/48		74	85,285
5.50%, 08/15/48		4	4,680
6.50%, 02/01/50		90	105,910

			13,636,430
Personal Products — 0.1%
Coty, Inc.(c) 3.88%, 04/15/26	EUR	137	162,306
4.75%, 04/15/26		200	233,832
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	USD	8	8,449

			404,587
Pharmaceuticals — 1.0%
AbbVie, Inc., 4.75%, 03/15/45		250	312,191
Bausch Health Cos., Inc.(b) 6.13%, 04/15/25		82	83,693
5.00%, 01/30/28		55	52,180
4.88%, 06/01/28		56	58,030
5.00%, 02/15/29		96	89,400
6.25%, 02/15/29		93	92,025
5.25%, 01/30/30		119	110,968
5.25%, 02/15/31		9	8,276
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/27(c)	EUR	100	117,138
4.38%, 01/15/28(c)		164	197,568
5.50%, 01/15/28(b)	USD	200	207,214
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)		97	97,215
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)		102	102,000
Gruenenthal GmbH, 4.13%, 05/15/28(c)	EUR	100	121,363
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)	USD	76	81,802
Luye Pharma Group Ltd., 1.50%, 07/09/24(c)(f)		400	406,600

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Nidda BondCo GmbH, 5.00%, 09/30/25(c)	EUR	100	$115,377
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(c)		400	460,097
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	USD	200	210,070
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		57	59,206
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		175	178,281
Rossini Sarl, 6.75%, 10/30/25(c)	EUR	100	120,167
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25		100	125,196
4.50%, 03/01/25		100	120,201
1.88%, 03/31/27(c)		100	107,929

			3,634,187
Producer Durables: Miscellaneous — 0.2%
Oracle Corp., 3.95%, 03/25/51	USD	630	664,410

Professional Services — 0.1%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)(d)		168	168,000

Real Estate Management & Development — 8.0%
ADLER Group SA, 2.00%, 11/23/23(c)(f)	EUR	100	107,291
Agile Group Holdings Ltd.(c) 5.75%, 01/02/25	USD	200	187,500
6.05%, 10/13/25		200	187,500
(5 year CMT + 11.29%), 7.88%(a)(i)		200	181,000
Central China Real Estate Ltd.(c) 7.25%, 04/24/23		400	266,000
7.65%, 08/27/23		510	321,300
7.90%, 11/07/23		200	123,000
7.25%, 08/13/24		200	121,500
China Aoyuan Group Ltd.(c) 7.95%, 02/19/23		310	279,000
6.35%, 02/08/24		650	551,200
5.98%, 08/18/25		200	154,000
6.20%, 03/24/26		200	152,000
China Evergrande Group(c)(e)(k) 8.25%, 03/23/22		570	147,488
9.50%, 04/11/22		200	49,750
11.50%, 01/22/23		690	165,600
12.00%, 01/22/24		450	106,875
China SCE Group Holdings Ltd.(c) 7.38%, 04/09/24		200	192,000
5.95%, 09/29/24		400	368,000
7.00%, 05/02/25		200	187,000
China South City Holdings Ltd., 10.88%, 06/26/22(c)		200	162,000
CIFI Holdings Group Co. Ltd.(c) 6.45%, 11/07/24		200	199,500
6.00%, 07/16/25		200	198,500
5.95%, 10/20/25		200	198,000
Citycon OYJ, (5 year EURIBOR ICE Swap Rate + 4.18%), 3.63%(a)(c)(i)	EUR	100	114,538
Country Garden Holdings Co. Ltd.(c) 3.13%, 10/22/25	USD	200	189,020
4.80%, 08/06/30		200	197,500
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		35	37,975
Easy Tactic Ltd.(c) 5.88%, 02/13/23		200	145,000
8.13%, 02/27/23		200	145,000
11.75%, 08/02/23		290	210,250

Security		Par (000)	Value

Real Estate Management & Development (continued)
Elect Global Investments Ltd., (5 year CMT + 2.89%), 4.10%(a)(c)(i)	USD	250	$254,031
ESR Cayman Ltd., 1.50%, 09/30/25(c)(f)		200	203,100
Fantasia Holdings Group Co. Ltd.(c) 11.75%, 04/17/22		710	276,900
12.25%, 10/18/22		200	66,000
10.88%, 01/09/23		400	124,000
11.88%, 06/01/23		200	62,000
9.88%, 10/19/23		200	60,000
Fuqing Investment Management Ltd., 3.25%, 06/23/25(c)		200	193,725
Global Prime Capital Pte Ltd., 5.95%, 01/23/25(c)		200	206,100
GLP Pte Ltd., (5 year CMT + 3.74%), 4.50%(a)(c)(i)		200	196,250
Greenland Global Investment Ltd., 5.60%, 11/13/22(c)		320	220,800
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(c)		200	179,975
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(c)(i)	EUR	100	112,939
Howard Hughes Corp.(b) 5.38%, 08/01/28	USD	51	53,741
4.13%, 02/01/29		37	37,046
4.38%, 02/01/31		40	40,236
JGC Ventures Pte Ltd., 10.75%, 08/30/21(c)(e)(k)		200	105,500
Jingrui Holdings Ltd.(c) 10.88%, 10/04/21		200	199,500
12.75%, 03/11/22		350	329,831
Kaisa Group Holdings Ltd.(c) 11.95%, 10/22/22		200	169,760
11.50%, 01/30/23		300	253,275
10.88%, 07/23/23		200	164,475
9.75%, 09/28/23		200	157,500
11.95%, 11/12/23		200	164,000
9.38%, 06/30/24		540	415,800
11.70%, 11/11/25		400	305,000
Kennedy-Wilson, Inc., 4.75%, 02/01/30		24	24,366
KWG Group Holdings Ltd.(c) 7.88%, 09/01/23		400	386,000
5.88%, 11/10/24		200	182,000
6.30%, 02/13/26		200	180,200
Logan Group Co. Ltd.(c) 6.50%, 07/16/23		400	398,700
5.75%, 01/14/25		200	198,500
4.50%, 01/13/28		275	252,312
Longfor Group Holdings Ltd., 4.50%, 01/16/28(c)		200	214,350
Modern Land China Co. Ltd.(c) 12.85%, 10/25/21		200	196,000
11.80%, 02/26/22		200	185,600
9.80%, 04/11/23		600	498,000
Nan Fung Treasury Ltd., 3.63%, 08/27/30(c)		200	200,470
New Metro Global Ltd.(c) 6.80%, 08/05/23		200	197,787
4.50%, 05/02/26		200	183,500
New Metro Global, Ltd., 4.63%, 10/15/25(c)		250	230,000
Powerlong Real Estate Holdings Ltd.(c) 6.95%, 07/23/23		200	198,412
6.25%, 08/10/24		200	192,500
Realogy Group LLC/Realogy Co-Issuer Corp.(b) 7.63%, 06/15/25		27	28,835
5.75%, 01/15/29		61	63,273
Redco Properties Group Ltd., 8.00%, 04/13/22(c)		200	185,663

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Redsun Properties Group Ltd.(c)
9.95%, 04/11/22	USD	400	$387,200
9.70%, 04/16/23		400	367,000
RKPF Overseas Ltd.(c)
Series 2019-A, 5.90%, 03/05/25		200	193,750
Series 2019-A, 6.00%, 09/04/25		200	193,000
Series 2020-A, 5.20%, 01/12/26		266	245,717
RongXingDa Development BVI Ltd., 8.00%, 04/24/22(c)		200	102,788
Ronshine China Holdings Ltd.(c)
5.50%, 02/01/22		200	184,288
8.10%, 06/09/23		200	140,000
7.35%, 12/15/23		554	412,730
Scenery Journey Ltd.(c)(k)
11.50%, 10/24/22		400	71,000
13.00%, 11/06/22		200	34,538
12.00%, 10/24/23		224	41,440
Seazen Group Ltd.(c)
6.45%, 06/11/22		200	197,000
6.00%, 08/12/24		200	193,000
Shimao Group Holdings Ltd.(c)
5.60%, 07/15/26		350	346,347
3.45%, 01/11/31		400	357,500
Shui On Development Holding Ltd.(c)
5.50%, 03/03/25		400	389,000
5.50%, 06/29/26		205	194,750
Sinic Holdings Group Co. Ltd.(c)
8.50%, 01/24/22		300	60,000
10.50%, 06/18/22		200	30,000
Sinochem Offshore Capital Co. Ltd., 2.38%, 09/23/31(c)		200	193,531
Sino-Ocean Land Treasure IV Ltd.(c)
3.25%, 05/05/26		200	191,288
4.75%, 08/05/29		300	284,212
Sunac China Holdings Ltd.(c)
7.95%, 10/11/23		200	163,000
7.50%, 02/01/24		200	162,500
6.65%, 08/03/24		200	160,000
6.50%, 01/10/25		200	162,000
7.00%, 07/09/25		620	494,450
Times China Holdings Ltd.(c)
6.75%, 07/08/25		600	549,000
6.20%, 03/22/26		200	180,500
Wanda Group Overseas Ltd.(c)
7.50%, 07/24/22		200	188,000
8.88%, 03/21/23		200	185,500
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)		200	193,000
Wanda Properties Overseas Ltd.(c) 7.25%, 04/28/22		200	197,500
6.88%, 07/23/23		200	193,038
WeWork Cos., Inc., 7.88%, 05/01/25(b)		2,000	2,032,500
Yango Justice International Ltd.(c) 10.00%, 02/12/23		200	186,000
8.25%, 11/25/23		200	138,000
7.50%, 04/15/24		500	385,000
7.88%, 09/04/24		200	130,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(c)		200	199,500
Yuzhou Group Holdings Co. Ltd.(c) 6.00%, 10/25/23		400	308,000
8.50%, 02/26/24		200	157,000
8.38%, 10/30/24		540	414,450

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.(c) (continued) 7.70%, 02/20/25	USD	200	$143,000
8.30%, 05/27/25		600	439,500
7.38%, 01/13/26		400	268,000
Zhenro Properties Group Ltd.(c) 8.70%, 08/03/22		200	194,413
8.35%, 03/10/24		400	382,075
7.88%, 04/14/24		234	211,229
7.10%, 09/10/24		225	195,187
7.35%, 02/05/25		200	172,500
6.63%, 01/07/26		200	169,000
Zhongliang Holdings Group Co. Ltd., 8.50%, 05/19/22(c)		200	162,000

			28,319,160

Road & Rail — 0.3%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(c)	EUR	200	242,906
Danaos Corp., 8.50%, 03/01/28(b)	USD	107	118,235
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)		200	201,600
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(c)		200	217,022
Seaspan Corp., 5.50%, 08/01/29(b)		357	364,433

			1,144,196

Semiconductors & Semiconductor Equipment — 0.2%
ams AG(c)(f) 2.13%, 11/03/27	EUR	100	114,463
Series AMS, 0.00%, 03/05/25(g)		200	204,711
Atkore, Inc., 4.25%, 06/01/31(b)	USD	29	29,870
Broadcom, Inc., 3.75%, 02/15/51(b)		150	149,685
SK Hynix, Inc., 2.38%, 01/19/31(c)		200	194,148

			692,877

Software — 0.4%
Boxer Parent Co., Inc. 6.50%, 10/02/25(c)	EUR	300	364,847
7.13%, 10/02/25(b)	USD	25	26,684
9.13%, 03/01/26(b)		131	137,361
Cedacri Mergeco SpA, (3 mo. Euribor + 4.63%), 4.63%, 05/15/28(a)(c)	EUR	109	126,892
Elastic NV, 4.13%, 07/15/29(b)	USD	66	66,330
MicroStrategy, Inc., 6.13%, 06/15/28(b)		49	49,490
Playtika Holding Corp., 4.25%, 03/15/29(b)		111	111,354
Rocket Software, Inc., 6.50%, 02/15/29(b)		81	80,190
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		321	333,840

			1,296,988

Specialty Retail — 0.3%
Douglas GmbH, 6.00%, 04/08/26(c)	EUR	100	117,596
Gap, Inc.(b) 3.63%, 10/01/29	USD	14	14,035
3.88%, 10/01/31		11	11,000
Goldstory SASU, 5.38%, 03/01/26(c)	EUR	103	123,546
Matalan Finance PLC, 6.75%, 01/31/23(c)	GBP	100	126,180
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	250	272,812
Staples, Inc.(b) 7.50%, 04/15/26		181	183,575

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Staples, Inc.(b) (continued) 10.75%, 04/15/27	USD	37	$36,029
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)(c)	EUR	100	115,105

			999,878

Technology Hardware, Storage & Peripherals — 0.1%
Lenovo Group Ltd., 3.42%, 11/02/30(c)	USD	200	207,640

Textiles, Apparel & Luxury Goods — 0.7%
Calceus Acquisition, Inc., 9.75%, 02/12/25(j)		1,933	1,906,440
Crocs, Inc.(b) 4.25%, 03/15/29		34	34,988
4.13%, 08/15/31		35	35,262
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(c)(e)(f)(k)	EUR	300	300,981
Prime Bloom Holdings Ltd., 6.95%, 07/05/22(c)	USD	200	40,000
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		18	18,180

			2,335,851

Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25(b)		73	79,699
Home Point Capital, Inc., 5.00%, 02/01/26(b)		45	40,793
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP	141	197,184
MGIC Investment Corp., 5.25%, 08/15/28	USD	32	34,146
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		37	38,732
5.50%, 08/15/28		36	37,080
5.13%, 12/15/30		29	29,064

			456,698

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		100	103,596

Transportation — 0.1%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(c)	EUR	196	238,277

Transportation Infrastructure — 0.0%
Heathrow Finance PLC, 4.63%, 09/01/29(c)(m)	GBP	100	136,901

Utilities — 0.4%
ACEN Finance Ltd., 4.00%(c)(i)	USD	220	213,950
Consensus Cloud Solutions, Inc.(b)(d) 6.00%, 10/15/26		13	13,358
6.50%, 10/15/28		15	15,566
Huachen Energy Co. Ltd., 6.63%, 05/18/22(e)(k)		200	96,000
India Green Power Holdings, 4.00%, 02/22/27(c)		250	249,969
Minejesa Capital BV, 4.63%, 08/10/30(c)		200	205,672
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(c)		250	248,877
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		77	80,273
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)		23	24,648
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(c)	GBP	109	153,011
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	USD	40	40,245

			1,341,569

Wireless Telecommunication Services — 1.2%
Altice France SA 7.38%, 05/01/26(b)		200	207,520
5.88%, 02/01/27(c)	EUR	200	242,178
4.13%, 01/15/29(c)		100	114,532
5.13%, 07/15/29(b)	USD	200	196,095

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Altice France SA (continued) 4.25%, 10/15/29(c)(d)	EUR	147	$168,149
Digicel International Finance Ltd./Digicel international Holdings Ltd., (6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(b)(h)	USD	2,000	2,004,750
Oi Movel SA, 8.75%, 07/30/26(c)		200	204,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b) 7.88%, 02/15/25		35	36,981
6.50%, 02/15/29		96	98,752
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(b)		208	220,480
Vmed O2 UK Financing I PLC 4.50%, 07/15/31(c)	GBP	200	274,870
4.75%, 07/15/31(b)	USD	200	204,336
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(c)	EUR	100	119,221

			4,091,864

Total Corporate Bonds — 39.8% (Cost: $145,184,999)			140,396,148

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.9%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	USD	471	472,363
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		96	96,074
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.13%, 10/31/26		15	15,558
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		147	143,264
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.63%, 04/06/26		273	266,472
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		24	22,730
One Sky Flight LLC, Term Loan, 12/27/24(j)		843	843,129
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		313	318,869
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		606	606,299
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		32	31,853
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25		193	190,723

			3,007,334

Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		26	26,065
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		301	293,829

			319,894

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines — 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	USD	258	$266,635
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		214	214,412
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 01/29/27		10	9,984
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 12/15/23		54	52,823
Avianca Holdings SA, 2020 DIP PIK Delayed Draw Term Loan A, (2 mo. LIBOR + 10.50%, 0.50% Floor), 6.25%, 11/10/21(j)(n)		1	858
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		299	317,502
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		339	341,378

			1,203,592
Auto Components — 1.2%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 04/08/28		60	59,825
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		510	507,623
MetricStream, Inc., Term Loan, 09/28/24(j)		2,308	2,268,461
Sonny’s Enterprises, Inc., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 7.75%, 08/05/26(j)		606	611,476
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		211	210,368
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 05/16/24		323	321,329
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.38%, 12/02/26		5	4,877
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 02/05/26		322	319,009

			4,302,968
Automobiles — 0.5%
Sonny’s Enterprises, Inc., 2020 Delayed Draw Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 7.75%, 08/05/26(j)		1,637	1,652,090

Banks — 0.3%
CivicPlus LLC, Term Loan, (3 mo. LIBOR + 6.25%), 7.00%, 08/24/27(j)		767	751,552
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		390	389,600

			1,141,152
Building Materials — 0.0%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25		5	4,948
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		16	15,587

			20,535
Building Products — 0.4%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		399	397,703

Security		Par (000)	Value

Building Products (continued)
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24	USD	162	$161,599
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28		95	94,802
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		12	11,925
Standard Industries, Inc., 2021 Term Loan B, 09/22/28(o)		254	254,137
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/19/26		343	343,094

			1,263,260
Capital Markets — 1.7%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan,
(2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(j)		338	334,620
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		509	510,457
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		170	175,100
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		31	30,768
Focus Financial Partners LLC, 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/01/28		93	92,978
OpenMarket, Inc., Term Loan, 09/13/28(o)		4,500	4,387,500
Pico Quantitative Trade Holding LLC, Term Loan, 02/05/25(j)		439	443,289

			5,974,712
Chemicals — 1.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		60	61,045
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		286	286,379
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		1	1,362
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.08%, 01/31/26		156	155,312
Encapsys LLC, 2020 Term Loan B2, (PRIME + 2.25%), 5.50%, 11/07/24		132	131,509
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		75	75,254
INH Buyer, Inc., 7.00%, 06/28/28(j)		2,700	2,679,750
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		20	19,864
Invictus US LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/28/25		16	16,520
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		185	185,418
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		98	98,017
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.63%, 03/01/26		124	122,998
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		187	186,488
NIC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		16	15,900

15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Oxea Corp., 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.38%, 10/14/24.	USD	81	$80,707
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 06/09/28		124	123,716
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/31/26(j)		75	74,929
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		61	60,850
Sparta U.S. HoldCo LLC, 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28		87	87,109
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 10/01/25		5	4,914
WR Grace & Co., 2021 Term Loan B, 09/22/28(o)		41	41,128

			4,509,169
Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28		318	318,556
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.21%, 11/03/23		12	11,590
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		266	261,967
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.33%, 01/31/28		303	301,927
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.33%, 01/20/29		117	116,386
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/27/26		64	63,795
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		264	263,594
Diamond (BC) BV, 2021 Term Loan B, 09/29/28(o)		237	237,164
Oversight Systems, Inc., 0.00%, 09/23/26		979	959,226
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		331	329,695
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		124	123,697
Supplyone, Inc., 6.25%, 02/01/24(j)		1,988	1,958,073
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/16/26		2,000	1,871,260
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25		564	564,177
Viad Corp, Initial Term Loan, (3 mo. LIBOR + 5.00%, 0.50% Floor), 5.50%, 07/30/28(j)		65	64,675
VT Topco, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 07/31/26(j)		623	624,774

			8,070,556
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		433	429,098

Security		Par (000)	Value

Construction & Engineering (continued)
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 01/21/28	USD	54	$54,162
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		449	448,812
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		131	130,126

			1,062,198
Construction Materials — 0.4%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.59%, 07/27/28.		547	544,003
Filtration Group Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/29/25		319	318,164
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25		44	44,587
Forterra Finance, LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		28	27,872
Kellermeyer Bergensons Services LLC(j)
2019 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		422	420,311
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		93	92,468
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		61	60,804
Tamko Building Products, Inc., Term Loan B, (2 mo. LIBOR + 3.00%), 3.10%, 06/01/26		20	19,724

			1,527,933
Containers & Packaging — 0.5%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		362	354,263
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		826	827,231
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/23/28		55	54,820
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.08%, 07/31/26		186	185,958
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		131	130,787
Trident TPI Holdings, Inc.(o)
2021 Delayed Draw Term Loan, 09/15/28		16	15,711
2021 Incremental Term Loan, 09/15/28		110	110,762

			1,679,532
Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/27		31	30,483
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(j)		22	21,543
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		71	63,142

			115,168

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services — 3.3%
Ascend Learning LLC
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24	USD	79	$79,460
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		15	14,858
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 0.75% Floor), 2.50%, 11/07/23		128	128,125
Chronicle Bidco, Inc.(j)
2020 Delayed Draw Term Loan, 11/14/25(o)		1,683	1,699,520
2020 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/14/25		1,302	1,315,016
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 07/11/25		161	159,100
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 12/22/25		1,406	1,336,111
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		125	124,884
Perchhq LLC, Term Loan, 7.00%, 10/15/25(j)		3,284	3,310,598
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		192	192,297
Thrasio LLC(j)
Delayed Draw Term Loan, (3 mo. LIBOR + 1.00%), 1.00%, 12/18/26		828	835,959
Term Loan, 12/18/26(o)		2,205	2,226,709
Voyage Australia Pty Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/20/28		56	55,930

			11,478,567

Diversified Financial Services — 9.3%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.58%, 07/31/26.		659	659,838
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 03/10/28(j)		18	17,820
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 02/04/28		190	189,868
Amerilife Holdings LLC, Second Lien Term Loan, 03/18/28(j)		579	584,378
AQGEN Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/02/28		204	203,321
ARAS Corp., Term Loan, 7.50%, 04/13/27(j)		1,514	1,501,427
Arrow Purchaser, Inc., Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/26/26(j)		1,316	1,344,734
Barri Financial Group LLC, Term Loan, 10/23/24(j)		531	536,419
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28		102	102,254
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/01/28		241	239,392
Comet Bidco Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/30/24		1,960	1,850,307
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		14	14,099
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		380	380,317
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.13%, 02/07/25		268	267,934
GC Waves Holdings, Inc., 10/31/25(j)		1,587	1,602,896

Security		Par (000)	Value

Diversified Financial Services (continued)
Greystone Affordable Housing LLC, 0.20%, 07/01/26(j)	USD	2,800	$2,794,400
HowlCo LLC, Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 10/23/26(j)		1,112	1,096,648
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		72	72,642
IT Parent LLC(j)
, 09/30/26		318	320,825
, 10/01/26		2,492	2,516,414
, 10/01/26(o)		349	348,524
Job & Talent USA, Inc.(j)
Delayed Draw Term Loan, 01/27/25		500	506,500
Term Loan, 01/27/25		1,500	1,519,500
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24(j)		214	213,783
KKR Apple Bidco LLC(o)
2021 2nd Lien Term Loan, 07/13/29		19	19,273
2021 Term Loan, 09/22/28		45	44,936
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 12/17/27(o)		15	14,850
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		30	29,626
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		186	184,174
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/02/27		26	25,853
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		528	528,978
MSM Acquisitions, Inc.(j)
Delayed Draw Term Loan, (3 mo. LIBOR + 1.00%), 5.15%, 12/09/26		356	359,712
Revolver, (3 mo. LIBOR + 5.00%), 0.69%, 12/09/26		4	3,575
Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/09/26		1,077	1,088,084
Oasis Financial LLC, Second Lien Term Loan, 06/30/26(j)		2,000	1,972,000
Porcelain Acquisition Corp., (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/01/27(j)		1,085	1,078,584
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		132	132,004
Skopima Merger Sub, Inc., 2nd Lien Term Loan, 8.00%, 04/30/29(j)		3,000	3,006,000
SMG US Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 2.63%, 01/23/25		149	146,623
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.38%, 07/30/25		126	122,441
Sunland Asphalt & Construction LLC(j)
Delayed Draw Term Loan, 01/13/26		354	349,968
Revolver, 01/13/26(o)		152	150,366
Term Loan, 01/13/26		1,051	1,040,797
Supplyone, Inc., 6.00%, 02/01/24(j)		1,266	1,239,989
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		655	657,024
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(j)		479	478,296

17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Vulcan Acquisition, Inc., 2021 Incremental Term Loan, 03/15/27(j)	USD	1,306	$1,319,147
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		30	29,843

			32,906,383

Diversified Telecommunication Services — 0.8%
ConnectWise LLC, 2021 Term Loan B, 4.00%, 09/29/28		107	106,733
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		19	19,287
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		2,254	2,249,334
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		26	25,757
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		5	5,055
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		2	1,985
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		126	125,991
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		109	108,727
Telesat Canada, Term Loan B5, (2 mo. LIBOR + 2.75%), 2.84%, 12/07/26		13	11,407

			2,654,276

Electric Utilities — 0.2%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27		104	103,669
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		530	528,682

			632,351

Electrical Equipment — 1.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28(j)		113	113,000
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		46	45,981
Razor Group GmbH, Delayed Draw Term Loan, 11.00%, 04/23/25(j)		2,193	2,186,092
Razor Group GMBH, 10.00%, 09/30/23		401	401,126
Thrasio, LLC, 2021 2nd Amendment Delayed Draw Term Loan, 12/18/26(j)(o)		961	971,086

			3,717,285

Electronic Equipment, Instruments & Components — 0.9%
ESO Solutions, Inc., (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 05/03/27(j)		3,348	3,338,037

Energy Equipment & Services — 0.0%
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, 0.00%, 09/30/29(j)		91	90,318

Security		Par (000)	Value

Entertainment — 0.0%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(j)	USD	110	$112,646

Environmental, Maintenance, & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 09/07/27		42	42,404
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		203	202,719

			245,123

Equity Real Estate Investment Trusts (REITs) — 0.4%
Colony Display LLC, 6.50%, 07/01/26(j)		1,302	1,288,119

Food & Staples Retailing — 0.6%
Hearthside Food Solutions LLC
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.77%, 05/23/25		81	80,711
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		11	10,855
JP Intermediate B LLC, Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/20/25		1,813	1,703,779
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 06/27/23		83	82,886
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/13/26		228	224,927

			2,103,158

Food Products — 0.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/01/25		28	27,746
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25(j)		113	112,223
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.58%, 10/10/26.		6	5,995
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/20/27		476	476,618
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 01/29/27		420	414,201
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.33%, 02/05/26		12	12,283
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		102	101,908
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 01/20/28		189	189,086

			1,340,060

Health Care Equipment & Supplies — 0.5%
Appriss Health LLC, Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 05/06/27(j)		1,417	1,401,588
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/28		53	52,956
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		159	158,549

			1,613,093

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 1.3%
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(j)	USD	43	$42,892
CHG Healthcare Services, Inc., 2021 Term Loan, 09/29/28(o)		101	101,108
Cirrus Holdings USA LLC(j)
Delayed Draw Term Loan, 01/29/27(o)		878	895,946
Term Loan, 01/29/27		1,087	1,108,195
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		52	51,797
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25		201	178,649
EyeCare Partners LLC 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 8.38%, 02/18/28(j)		500	497,500
2020 Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 02/18/27		160	159,394
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.63%, 03/05/26		50	47,088
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 08/06/26		478	477,280
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		56	55,906
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		2	1,984
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/29/25		995	995,627
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		134	133,554

			4,746,920
Health Care Services — 0.8%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26		179	177,373
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(o)		93	92,070
Team Services Group, Second Lien Term Loan, 10/27/28(j)(o)		2,265	2,264,633
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/16/27		193	193,014
WP CityMD Bidco LLC, 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		184	185,041

			2,912,131
Health Care Technology — 0.6%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		131	131,603
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 10/10/25		90	89,703
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		544	544,827
Press Ganey Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/24/26		160	159,930
Verscend Holdings Corp., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 02/01/29(j)		1,241	1,247,205

			2,173,268
Hotels, Restaurants & Leisure — 0.8%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		15	14,813

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24	USD	23	$22,819
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.32%, 09/15/23		24	23,543
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 12/23/24		205	203,696
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		366	366,166
CCM Merger, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25		30	30,291
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(j)		67	68,336
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		476	439,905
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.09%, 11/30/23		29	29,108
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		187	185,495
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(j)		4	4,687
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		745	746,147
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		9	8,488
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26		113	112,057
TA/WEG Holdings, LLC, 2021 Incremental Revolver, (3 mo. LIBOR + 0.50%), 0.50%, 10/04/27		60	60,384
Travelport Finance (Luxembourg) Sarl 2020 Super Priority Term Loan, (6.50% PIK), 5.00%, 02/28/25(h)		37	38,783
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 7.75%, 05/29/26		253	216,150
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 08/06/28(o)		103	102,929
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/03/28		257	256,620

			2,930,417
Household Durables — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28		335	334,382
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(o)		78	77,367
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		97	97,213

			508,962
Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		12	11,875

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 01/15/25		13	13,042

Industrial Conglomerates — 1.2%
AVSC Holding Corp.(h)
2020 Term Loan B1, (0.25% PIK), 2.25%, 03/03/25		324	287,009

19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
AVSC Holding Corp.(h) (continued)
2020 Term Loan B3, (10.00% PIK), 10.00%, 10/15/26	USD	30	$35,569
Medline Industries, Inc., USD Term Loan B, 09/20/28(o)		229	228,498
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		25	25,388
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 07/28/28		120	112,300
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 8.00%, 08/24/29(j)		1,388	1,369,764
Vertical US Newco, Inc., Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/29/27		2	80,154
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 03/02/27		287	285,301
World Remit Ltd., Term Loan, 01/27/25(j)		2,000	1,970,000

			4,393,983
Insurance — 2.4%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 05/09/25		289	287,083
2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		110	110,519
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		237	235,616
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		194	192,546
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 02/12/27		41	40,552
Higginbotham Insurance Agency, Inc.(j)
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 1.00%, 11/25/26		447	451,326
2020 Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 11/25/26		1,941	1,960,524
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 2.88%, 04/25/25		385	381,989
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		21	20,634
Integrity Marketing Acquisition LLC(j)
, 08/27/25(o)		750	758,994
2020 3rd Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/27/25		1,322	1,318,147
Integrity Marketing Acquisition, LLC, 2021 6th Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%), 6.25%, 08/27/25(j)		144	144,442
Peter C. Foy Associates & Insurance Service, Delayed Draw Term Loan B, 03/31/26(j)		1,527	1,542,108
Puppet, Inc.(j)
Delayed Draw Term Loan, 06/11/23		191	190,357
Term Loan, 06/19/23		572	571,070
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27.		130	129,543

Security		Par (000)	Value

Insurance (continued)
Sedgwick Claims Management Services, Inc. 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26	USD	207	$206,638
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		24	23,541

			8,565,629
Interactive Media & Services — 0.8%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 06/26/28		265	265,275
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		53	52,659
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		636	637,238
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		1,673	1,686,553

			2,641,725
Internet & Direct Marketing Retail — 0.7%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		419	419,382
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 02/12/27(j)		31	30,961
Syndigo LLC, (3 mo. LIBOR + 8.00%, 0.75% Floor), 8.75%, 12/15/28(j)		2,000	1,995,000

			2,445,343
Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 02/25/27		511	510,860

IT Services — 2.0%
Acquia, Inc.(j)
Revolver, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/25		3	2,743
Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/25		467	470,260
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		45	45,112
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		19	18,929
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		264	262,963
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 10/30/26		269	268,023
CCC Intelligent Solutions Inc., Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/21/28		158	157,802
Celestial -Saturn Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 06/04/29(j)		85	86,700
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/02/28		414	413,482
Edifecs, Inc., Tranche B Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.00%, 09/21/26(j)		1,430	1,483,947
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		711	713,561
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(j)		69	69,128
Hyphen Solutions LLC, Term Loan, 10/27/26(j)		1,492	1,507,425

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24	USD	216	$212,956
Peak 10 Holding Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 08/01/24		34	31,516
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		328	320,058
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28		1,000	1,030,630
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.00%), 5.00%, 02/11/28		24	23,904
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.33%, 03/31/28		23	22,777
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/02/26		17	17,000

			7,158,916
Life Sciences Tools & Services — 0.3%
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		31	30,884
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		396	397,777
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		242	242,925
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		60	60,525
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27		26	25,776
Parexel International Corp., 2021 1st Lien Term Loan, 08/11/28(o)		163	163,026
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 01/13/28		225	224,891

			1,145,804
Machinery — 1.2%
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.38%, 05/18/24		98	98,321
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		512	511,175
Pueblo Mechanical & Controls, Inc.(j)
Delayed Draw Term Loan, 0.00%, 06/11/26		166	163,548
Term Loan, 0.00%, 06/11/26		91	89,208
Term Loan, 6.50%, 06/11/26		2,135	2,104,323
RSC Acquisition, Inc.(j)
2020 Incremental Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/30/26		104	103,479
2020 Incremental Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/30/26		322	320,185
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		700	687,162

			4,077,401
Media — 1.5%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		7	6,703
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.90%, 01/31/26		45	44,233

Security		Par (000)		Value

Media (continued)
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26	USD	398		$395,984
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.08%, 05/03/28		75		74,275
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.84%, 04/30/25		—	(n)	455
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(j)		124		123,380
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		761		744,596
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		661		660,979
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		22		21,718
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		265		254,252
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		271		264,221
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 09/13/24		126		125,900
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24		527		527,894
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		264		267,712
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.20%), 7.10%, 10/19/26		141		134,836
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		159		158,359
Sinclair Television Group Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 3.09%, 04/01/28		11		10,525
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 12/17/26		—	(n)	84
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(j)		345		344,020
Trader Interactive LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 07/28/28(j)		45		44,888
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.08%, 01/31/29		133		132,529
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.33%, 01/31/29		27		26,992
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.84%, 05/18/25		439		429,895
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.21%, 01/20/28		14		14,410
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27		537		532,188

				5,341,028
Metals & Mining — 0.0%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.62%, 07/31/25		36		36,148

Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		62		67,786
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 12/13/25		22		21,344

21

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Lealand Finance Company BV, 2020 Take Back Term Loan, (3.00% PIK), 3.00%, 06/30/25(h)	USD	5	$2,240
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(j)(n)		1	450
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28		14	13,965

			105,785

Personal Products — 0.2%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 07/03/28		39	38,933
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26		658	659,199

			698,132

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		142	140,323
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		22	21,664
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28		155	154,787
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		86	85,923
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/18/27		94	93,726
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/02/25		91	91,404

			587,827

Professional Services — 0.9%
BackOffice Associates LLC(j)
8.75%, 04/30/26		101	99,108
Term Loan, 6.25%, 04/30/26		2,214	2,176,812
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		800	798,758

			3,074,678

Real Estate Management & Development(j) — 1.2%
2-10 HBW LLC, 03/25/27		2,181	2,178,004
Situsamc Holdings Corp., 06/30/25		1,985	1,985,000

			4,163,004

Road & Rail — 0.0%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.58%, 08/04/25		29	26,790

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 09/19/26		11	10,773

Software — 9.1%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%), 6.50%, 11/30/24		1,238	1,253,371
Alpha Metallurgical Resources, Inc., 06/14/24(o)		939	924,985
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24		63	63,165

Security		Par (000)		Value

Software (continued)
Applied Systems, Inc. (continued)
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.25%, 09/19/25	USD	71		$71,415
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		369		369,922
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		28		28,306
Bluefin Holding LLC, Term Loan, 09/04/26(j)		294		294,142
Bullhorn, Inc., 2020 Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 09/30/26(j)		1,782		1,777,627
Cloudera, Inc.
2021 2nd Lien Term Loan, 08/10/29(j)(o)		113		112,435
2021 Term Loan, 08/10/28(o)		483		482,097
Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27		15		14,906
Cornerstone OnDemand, Inc.
2021 Term Loan, 09/21/28(o)		112		111,720
2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/22/27		23		22,683
Cybergrants Holdings LLC, Term Loan, (3 mo. LIBOR + 6.50%), 7.25%, 09/08/27(j)		1,983		1,953,583
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24		219		211,040
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/04/28		21		20,987
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		45		46,181
Epicor Software Corporation, 2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/30/27		348		348,047
Foundation Software, Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 08/31/27(j)		574		585,714
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		104		103,416
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		38		38,494
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		641		638,596
IPS Corp.(o)
2021 2nd Lien Term Loan B, 09/21/29(j)		115		113,850
2021 Delayed Draw Term Loan, 09/21/28		11		10,933
2021 Term Loan, 09/21/28		55		54,632
Keep Trucking, Inc., Term Loan, 8.25%, 03/31/25(j)		2,988		2,988,094
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		478		477,852
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29(j)		2,379		2,375,606
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24		—	(n)	4
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.33%, 12/01/25		74		73,508
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 11/29/24		183		182,895
Monotype Imaging Holdings, Inc., Term Loan, 10/09/26		37		37,193

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	USD	126	$126,871
Persado, Inc., 02/03/27(j)		177	179,007
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		76	75,620
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		264	264,199
Pluralsight, Inc., (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 04/06/27(j)		3,309	3,308,845
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		123	123,187
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(j)		299	301,990
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		448	445,536
Raptor Acquisition, Inc., Term Loan, 4.80%, 03/28/27(j)		1,662	1,668,660
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		933	929,480
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		1,034	1,054,736
Rigup, Inc., Delayed Draw Term Loan, 03/01/24(j)		1,074	1,108,846
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 08/01/25		399	396,957
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		221	222,159
Syntellis Performance Solutions LLC, Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 08/02/27(j)		1,282	1,308,204
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		376	376,940
2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/31/28		38	38,032
Thunder Purchaser, Inc., 6.75%, 06/30/28(j)		3,056	2,995,146
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		261	263,957
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		43	43,681
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		222	222,093
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		691	691,902

			31,933,447

Specialty Retail — 3.8%
Belron Finance US LLC, 2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26		41	40,994
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/31/26		133	132,427
Ensono LP, 2021 2nd Lien Term Loan, 6.25%, 05/28/29(j)		3,000	3,042,000
Hanna Andersson LLC, 0.21%, 07/02/26(j)		3,500	3,458,000
James Perse(j)
, 09/02/27(o)		500	500,000
0.00%, 09/01/28		4,000	3,940,000
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		352	352,853

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.33%, 08/31/26	USD	55	$54,959
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		713	713,819
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 07/28/28		79	78,718
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		1,051	1,040,240
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		132	132,419
WOOF Holdings, Inc., 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		13	13,106

			13,499,535

Technology Hardware, Storage & Peripherals — 0.3%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.08%, 07/23/26		1,025	966,047

Textiles, Apparel & Luxury Goods — 0.0%
Calceus Acquisition, Inc., Term Loan B, (3 mo. LIBOR + 5.50%), 5.64%, 02/12/25		173	148,780

Tobacco — 0.3%
JUUL Labs, Inc., Term Loan, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/02/23(j)		894	892,116

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		134	132,708
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 4.92%, 04/01/28		16	15,978

			148,686

Transportation Infrastructure — 0.3%
First Student Bidco, Inc.
Term Loan B, (2 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		87	86,710
Term Loan C, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28		32	32,007
Geo Parent Corp., Term Loan B, 12/19/25(j)		983	972,544

			1,091,261

Wireless Telecommunication Services — 1.1%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		53	52,791
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		50	49,698
MetroNet Systems Holdings LLC(j)
2nd Lien Delayed Draw Term Loan, 7.75%, 04/16/29		1,435	1,430,772
2nd Lien Term Loan, 7.75%, 07/31/28		994	1,006,721
2nd Lien Term Loan, 7.75%, 04/16/29		697	694,946
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 04/11/25		23	23,414
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		533	532,932

			3,791,274

Total Floating Rate Loan Interests — 59.0% (Cost: $206,219,042)			208,121,096

23

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations

India — 0.1%
Export-Import Bank of India, 3.88%, 02/01/28(c)	USD	200	$214,238

Indonesia — 0.2%
Indonesia Government International Bond 4.75%, 02/11/29		200	233,022
8.50%, 10/12/35(c)		100	156,113
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30(c)		200	206,350

			595,485

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)		200	209,522

Pakistan — 0.3%
Pakistan Government International Bond(c) 6.00%, 04/08/26		500	495,055
7.38%, 04/08/31		200	199,272
8.88%, 04/08/51		200	201,022
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(c)		200	197,820

			1,093,169

Philippines — 0.1%
Philippine Government International Bond 6.38%, 01/15/32		100	134,394
6.38%, 10/23/34		100	138,081

			272,475

Sri Lanka — 0.1%
Sri Lanka Government International Bond(c) 6.35%, 06/28/24		310	197,683
6.83%, 07/18/26		200	123,850
7.55%, 03/28/30		200	121,975

			443,508

Total Foreign Agency Obligations — 0.8% (Cost: $2,933,767)			2,828,397

		Shares

Investment Companies

Fixed Income Funds — 1.2%
Invesco Senior Loan ETF.		2,104	46,519
iShares JP Morgan USD Emerging Markets Bond ETF(l)(p)		18,476	2,033,469
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		73,940	2,215,982

			4,295,970

Total Investment Companies — 1.2% (Cost: $4,317,457)			4,295,970

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 1.6%(a)(i)

Banks — 0.7%
Bank of East Asia Ltd., 5.88%(c)	USD	250	$258,437
ING Groep NV, 3.88%		1,058	1,026,154
Kasikornbank PCL, 5.28%(c)		200	209,288
Nanyang Commercial Bank Ltd., 5.00%(c)		200	201,938
Nordea Bank Abp, 3.75%(b)		200	196,750
Rizal Commercial Banking Corp., 6.50%(c)		200	211,537
SVB Financial Group, Series C, 4.00%		334	342,350

			2,446,454

Diversified Financial Services — 0.3%
Barclays PLC, 4.38%		213	212,851
Credit Suisse Group AG, 6.25%(c)		200	215,478
UniCredit SpA, 7.50%(c)	EUR	200	272,791
Woori Bank, 4.25%(c)	USD	200	207,850

			908,970

Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(c)	EUR	100	82,301

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(c)	GBP	100	134,441

Insurance — 0.1%
FWD Ltd., 5.50%(c)	USD	200	201,000

Internet & Direct Marketing Retail — 0.1%
Rakuten Group, Inc., 4.25%(c)	EUR	200	233,658

Media — 0.0%
SES SA, 2.88%(c)		100	117,975

Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.25%(c)		100	126,851

Real Estate Management & Development(c) — 0.2%
Heimstaden Bostad AB, 3.00%		125	142,809
NWD Finance BVI Ltd., 4.13%	USD	450	444,375

			587,184

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(c)	EUR	100	114,821

Utilities(c) — 0.2%
Electricite de France SA 3.38%		200	243,557
6.00%	GBP	300	446,142

			689,699

Total Capital Trusts — 1.6%			5,643,354

		Shares

Preferred Stocks — 1.2%(j)

Commercial Services & Supplies — 0.9%
Stubhub SRS		3,000	3,048,856
Verscend Intermediate Holding		33	36,240

			3,085,096

Insurance — 0.0%
Alliant Holdings, Inc.		55	57,309

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.3%
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $771,512)(q)	7,041	$1,181,175

Total Preferred Stocks — 1.2%		4,323,580

Total Preferred Securities — 2.8% (Cost: $9,479,726)		9,966,934

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC(j)	6	50,008

Electrical Equipment — 0.1%
Razor Group Gmbh (Expires 07/01/22)(j)	46	227,096

Industrial Conglomerates — 0.0%
World Remit Ltd. (Expires 02/11/31), Series D(j)	1,596	38,573

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(e)	20	240

Total Warrants — 0.1% (Cost: $ — )		315,917

Total Long-Term Investments — 111.1% (Cost: $393,896,779)		391,797,198

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(r)	38,288,435	38,288,435

Total Short-Term Securities — 10.8% (Cost: $38,288,435)		38,288,435

Options Purchased — 0.1% (Cost: $455,401)		313,485

Total Investments Before Options Written — 122.0% (Cost: $432,640,615)		430,399,118

Options Written — (0.0)% (Premiums Received: $(145,403))		(87,526)

Total Investments, Net of Options Written — 122.0% (Cost: $432,495,212)		430,311,592

Liabilities in Excess of Other Assets — (22.0)%		(77,570,807)

Net Assets — 100.0%		$352,740,785

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,181,175, representing 0.3% of its net assets as of period end, and an original cost of $771,512.

(r)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,882,346	$34,406,089	(a)	$—	$—	$—	$38,288,435	38,288,435	$1,523	$—
iShares 0-5 Year High Yield Corporate Bond ETF(b)	6,186,293	—		(6,224,381)	217,260	(179,172)	—	—	52,892	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,141,553	—		—	—	(108,084)	2,033,469	18,476	52,084	—

					$217,260	$(287,256)	$40,321,904		$106,499	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	8	12/21/21	$1,276	$(23,076)
Ultra U.S. Treasury Bond	3	12/21/21	575	(14,296)
2-Year U.S. Treasury Note	13	12/31/21	2,861	(1,320)

				(38,692)

Short Contracts
Euro BOBL	2	12/08/21	313	2,060
Euro Bund	2	12/08/21	393	6,717
10-Year U.S. Treasury Note	62	12/21/21	8,167	81,764
10-Year U.S. Ultra Long Treasury Note	10	12/21/21	1,455	18,265
U.S. Long Bond	2	12/21/21	318	6,328
Ultra U.S. Treasury Bond	3	12/21/21	573	15,465
Long Gilt	2	12/29/21	337	11,020
5-Year U.S. Treasury Note	27	12/31/21	3,316	13,842

				155,461

				$116,769

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	839,494	CHF	770,000	Deutsche Bank AG	10/14/21	$13,070
USD	21,957,616	EUR	18,550,000	BNP Paribas SA	10/14/21	466,295
USD	104,324	EUR	90,000	Morgan Stanley & Co. International PLC	10/14/21	53
USD	589,411	EUR	500,000	Morgan Stanley & Co. International PLC	10/14/21	10,131
USD	351,575	EUR	300,000	State Street Bank and Trust Co.	10/14/21	4,006
USD	3,954,341	GBP	2,850,000	BNP Paribas SA	10/14/21	114,219
USD	138,648	GBP	100,000	Morgan Stanley & Co. International PLC	10/14/21	3,906
USD	11,605	SEK	100,000	Bank of America N.A.	10/14/21	182

						$611,862

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro STOXX Banks	54	12/17/21	EUR	100.00	EUR	271	$13,996

Put
iShares iBoxx $ High Yield Corporate Bond ETF	3,434	10/15/21	USD	86.50	USD	30,044	91,001
iShares Russell 2000 ETF	515	10/15/21	USD	214.00	USD	11,266	151,410

							242,411

							$256,407

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
USD Currency.	BNP Paribas SA	11/22/21	CNH 6.60	USD 42,691	$57,078

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF	3,434	10/15/21	USD	84.50	USD	30,044	$(36,057)
iShares Russell 2000 ETF	515	10/15/21	USD	200.00	USD	11,266	(37,338)

							$(73,395)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise0 Price	Notional Amount (000)	Value
Call
USD Currency	BNP Paribas SA	11/22/21	CNH 6.75	USD 42,691	$(14,131)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.36.V1	5.00%	Quarterly	12/20/26	EUR	750	$(104,041)	$(105,075)	$1,034

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

27

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$25,164,379	$—	$25,164,379
Common Stocks
Banks.	—	408,577	—	408,577
Capital Markets	—	143,535	—	143,535
Construction & Engineering	1,079	—	—	1,079
Diversified Telecommunication Services	32,333	—	—	32,333
Electric Utilities	—	54,110	—	54,110
Media	—	56,967	—	56,967
Oil, Gas & Consumable Fuels	1,681	—	—	1,681
Specialty Retail	—	10,075	—	10,075
Corporate Bonds
Aerospace & Defense	140,435	1,594,173	—	1,734,608
Airlines	228,174	3,508,544	—	3,736,718
Auto Components	—	1,342,251	—	1,342,251
Automobiles	—	1,744,447	—	1,744,447
Banks	210,593	6,299,813	3,444	6,513,850
Beverages	—	1,348,569	—	1,348,569
Biotechnology	—	443,871	—	443,871
Building Materials	—	780,839	—	780,839
Building Products	—	695,738	—	695,738
Capital Markets	198,200	2,002,220	—	2,200,420
Chemicals	—	1,518,189	—	1,518,189
Commercial Services & Supplies	—	2,020,215	—	2,020,215
Communications Equipment	—	891,171	—	891,171
Construction Materials	—	353,517	—	353,517
Consumer Discretionary	—	1,436,103	—	1,436,103
Consumer Finance	—	2,280,399	—	2,280,399
Containers & Packaging	—	164,648	—	164,648
Diversified Consumer Services	—	2,388,805	—	2,388,805
Diversified Financial Services	—	4,014,961	—	4,014,961
Diversified Telecommunication Services	—	3,743,717	—	3,743,717
Electric Utilities	—	1,131,986	—	1,131,986
Electrical Equipment	—	162,211	—	162,211
Electronic Equipment, Instruments & Components	—	164,625	—	164,625
Energy Equipment & Services	—	781,101	—	781,101
Entertainment	—	39,946	—	39,946
Environmental, Maintenance, & Security Service	—	504,955	—	504,955
Equity Real Estate Investment Trusts (REITs)	—	724,651	—	724,651
Food & Staples Retailing	—	2,171,928	—	2,171,928
Food Products	201,500	880,835	—	1,082,335
Gas Utilities	—	25,938	—	25,938
Health Care Equipment & Supplies	—	452,779	—	452,779
Health Care Providers & Services	—	2,201,996	—	2,201,996
Health Care Technology	—	584,173	—	584,173
Healthcare	—	18,430	—	18,430
Hotels, Restaurants & Leisure	79,234	5,975,253	—	6,054,487
Household Durables	—	1,570,590	—	1,570,590
Independent Power and Renewable Electricity Producers	—	1,535,039	—	1,535,039
Insurance	—	1,832,783	—	1,832,783
Interactive Media & Services	—	593,507	—	593,507
Internet & Direct Marketing Retail	—	204,861	—	204,861
Internet Software & Services	—	744,654	—	744,654

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
IT Services	$—	$1,027,235	$—	$1,027,235
Leisure Products	—	89,890	—	89,890
Machinery	—	1,358,417	—	1,358,417
Media	—	10,230,628	—	10,230,628
Metals & Mining	199,414	5,027,683	—	5,227,097
Multi-line Retail	423,014	230,747	—	653,761
Oil, Gas & Consumable Fuels	1,026,305	12,610,125	—	13,636,430
Personal Products	—	404,587	—	404,587
Pharmaceuticals	406,600	3,227,587	—	3,634,187
Producer Durables: Miscellaneous	—	664,410	—	664,410
Professional Services	—	168,000	—	168,000
Real Estate Management & Development	310,391	28,008,769	—	28,319,160
Road & Rail	—	1,144,196	—	1,144,196
Semiconductors & Semiconductor Equipment	319,174	373,703	—	692,877
Software	—	1,296,988	—	1,296,988
Specialty Retail	—	999,878	—	999,878
Technology Hardware, Storage & Peripherals	—	207,640	—	207,640
Textiles, Apparel & Luxury Goods	300,981	128,430	1,906,440	2,335,851
Thrifts & Mortgage Finance	—	456,698	—	456,698
Tobacco	—	103,596	—	103,596
Transportation	—	238,277	—	238,277
Transportation Infrastructure	—	136,901	—	136,901
Utilities	—	1,341,569	—	1,341,569
Wireless Telecommunication Services	—	4,091,864	—	4,091,864
Floating Rate Loan Interests	—	80,433,054	127,688,042	208,121,096
Foreign Agency Obligations	—	2,828,397	—	2,828,397
Investment Companies	4,295,970	—	—	4,295,970
Preferred Securities
Capital Trusts	—	5,643,354	—	5,643,354
Preferred Stocks	—	—	4,323,580	4,323,580
Warrants	240	—	315,677	315,917
Short-Term Securities
Money Market Funds	38,288,435	—	—	38,288,435
Options Purchased
Equity Contracts	256,407	—	—	256,407
Foreign Currency Exchange Contracts	—	57,078	—	57,078
Unfunded Floating Rate Loan Interests(a)	—	47	58,817	58,864
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(76)	(69,941)	(70,017)

	$46,920,160	$249,241,746	$134,226,059	$430,387,965

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,034	$—	$1,034
Foreign Currency Exchange Contracts	—	611,862	—	611,862
Interest Rate Contracts	155,461	—	—	155,461
Liabilities
Equity Contracts	(73,395)	—	—	(73,395)
Foreign Currency Exchange Contracts	—	(14,131)	—	(14,131)
Interest Rate Contracts	(38,692)	—	—	(38,692)

	$43,374	$598,765	$—	$642,139

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $62,250,000 are categorized as Level 2 within the fair value hierarchy.

29

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$2,123,909	$35,016,702	$825,631	$(25,950)	$14,100	$37,954,392
Transfers into Level 3.	—	1,592,155	—	553	—	1,592,708
Transfers out of Level 3	—	(1,487,297)	—	—	—	(1,487,297)
Accrued discounts/premiums	8,057	144,764	—	—	—	152,821
Net realized gain (loss)	—	161,896	—	—	—	161,896
Net change in unrealized appreciation (depreciation)(a)	(225,385)	1,147,730	465,609	14,273	301,577	1,703,804
Purchases	3,303	97,867,376	3,803,851	—	—	101,674,530
Sales	—	(6,755,284)	(771,511)	—	—	(7,526,795)

Closing balance, as of September 30, 2021.	$1,909,884	$127,688,042	$4,323,580	$(11,124)	$315,677	$134,226,059

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$(225,385)	$1,253,951	$465,609	$14,991	$301,577	$1,810,743

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $18,414,764. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$1,906,440	Income	Discount Rate	11%		—

Floating Rate Loan Interests	109,265,598	Income	Discount Rate	5% - 12%		8%
		Market	Recent Transactions	$97.96 - $100.00		$98.57

Preferred Stocks(b)	4,323,580	Income	Discount Rate	9% - 40%		38%
		Market	Revenue Multiple	2.65x - 16.60x		9.63x
Warrants	315,677	Income	Discount Rate	9% - 12%		11%

	$115,811,295

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $1,181,175 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Strategies Fund

Currency Abbreviation

CHF	Swiss Franc

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

31